UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                             (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2014

Item 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT
(Unaudited)

November 30, 2014

Rx Dividend Income Fund
Rx Dynamic Growth Fund
Rx Dynamic Total Return Fund
Rx Fundamental Growth Fund
Rx High Income Fund
Rx Non Traditional Fund
Rx Premier Managers Fund
Rx Tactical Rotation Fund
Rx Tax Advantaged Fund
Rx Traditional Equity Fund
Rx Traditional Fixed Income Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the RiskX Funds (the "Funds").  The Funds' shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds' shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds' distributor is a bank.

The RiskX Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the RiskX Funds, including its principals, and Capital Investment Group, Inc.

Table of Contents

Dividend Income Fund………………………………………………………………………………………………………………….	5
Dynamic Growth Fund……………………………………..……………………………………….…………………………………...	12
Dynamic Total Return Fund………………………...…………………………………………………………………………………..	20
Fundamental Growth Fund……………....……………………………………………………………………………………………...	26
High Income Fund…………...…………………………………………………………………………………………………………..	35
Non Traditional Fund……………………………………………………...…………………………………………………………….	42
Premier Managers Fund……….....……………………………………………………………………………………………………...	49
Tactical Rotation Fund………………...………………………………………………………………………………………………..	55
Tax Advantaged Fund…………...……………………………………………………………………………………………………...	61
Traditional Equity Fund………………...……………………………………………………………………………………………….	67
Traditional Fixed Income Fund…….....…………………………………………………………………………………………….......	73
Notes to Financial Statements………………….....…………………………………………………………………………………....	79
Additional Information…………..…………………………………………………………………………………………….………..	91

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the RiskX Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Mortgage and Asset-Backed Securities Risk,  Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2015.

For More Information on Your RiskX Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Rx Dividend Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 29.54%

Consumer Discretionary - 4.01%
Comcast Corp.		2,800	$159,712
McDonald's Corp.		1,151	111,428
			271,140
Energy - 4.89%
Chevron Corp.		761	82,850
ConocoPhillips		1,165	76,972
Phillips 66		1,250	91,275
The Williams Cos., Inc.		1,543	79,850
			330,947
Financials - 8.81%
AvalonBay Communities, Inc. REIT		534	85,862
BlackRock, Inc.		342	122,805
CME Group, Inc.		1,774	150,151
JPMorgan Chase & Co.		1,885	113,402
Silvercrest Asset Management Group, Inc.		8,600	123,410
			595,630
Health Care - 4.12%
Cardinal Health, Inc.		1,722	141,531
Pfizer, Inc.		4,400	137,060
			278,591
Industrials - 2.38%
3M Co.		1,005	160,891
			160,891
Information Technology - 5.33%
KLA-Tencor Corp.		1,750	121,520
Microsoft Corp.		2,368	113,214
QUALCOMM, Inc.		1,720	125,388
			360,122

Total Common Stocks (Cost $1,752,861)			1,997,321

OPEN-END FUND - 62.78%
ε	Forward International Dividend Fund - Institutional Class	554,312	4,246,030

Total Open-End Fund (Cost $4,432,354)			4,246,030

SHORT-TERM INVESTMENT - 6.91%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	467,242	467,242

Total Short-Term Investment (Cost $467,242)			467,242

			(Continued)

Rx Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
				Value (Note 1)

Total Value of Investments (Cost $6,652,457) - 99.23%				$6,710,593

Other Assets Less Liabilities - 0.77%				52,399

	Net Assets - 100.00%			$6,762,992

§	Represents 7 day effective yield
ε	Affiliated Investment -
	Financial information for the Forward International Dividend Fund can be accessed at the following website:
	http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

	The following acronym is used in this portfolio:
	REIT - Real Estate Investment Trust

	Summary of Investments by Sector (Unaudited)

	Sector	% of Net Assets	Value
	Consumer Discretionary	4.01%	$271,140
	Energy	4.89%	330,947
	Financials	8.81%	595,630
	Health Care	4.12%	278,591
	Industrials	2.38%	160,891
	Information Technology	5.33%	360,122
	Open-End Fund	62.78%	4,246,030
	Short-Term Investment	6.91%	467,242
	Other Assets Less Liabilities	0.77%	52,399
	Total	100.00%	$6,762,992

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments:
Unaffiliated investments, at value (cost $2,220,103)	$2,464,563
Affiliated investments, at value (cost, $4,432,354) (b)	4,246,030
Total investments, at value (cost, $6,652,457)	6,710,593
Receivables:
Fund shares sold	5,130
Dividends and interest	36,495
Due From Advisor	1,675
Prepaid Expenses:
Audit fees	6,285
Registration and filing expenses	4,261
Fund accounting fees	3,158
Legal fees	1,653
Shareholder servicing expenses	1,279
Compliance fees	1,219

Total assets	6,771,748
Liabilities:
Payables
Fund shares repurchased	4,943
Accrued expenses
Custody fees	1,830
Printing expenses	1,063
Other operating expenses	223
Securities pricing fees	222
Distribution and service fees - Advisor Class Shares	157
Administration fees	119
Transfer agent fees	87
Registration and filing administration fees	57
Trustee fees and meeting expenses	55

Total liabilities	8,756

Total Net Assets	$6,762,992
Net Assets Consist of:
Paid in Interest	$6,705,210
Accumulated net investment loss	(721)
Accumulated net realized gain on investements	368
Net unrealized appreciation on investments	58,135

Total Net Assets	$6,762,992
Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	593,269
Net Assets	$6,564,582
Net Asset Value, Offering Price and Redemption Price Per Share	$11.07
Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	17,534
Net Assets	$198,410
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.32
(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) Forward International Dividend Fund
See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends from unaffiliated investments	$63,848
Dividends from affiliated investment (a)	62,176
Interest	56

Total Investment Income	126,080

Expenses:
Advisory fees (note 2)	26,717
Fund accounting fees	8,683
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,715
Administration fees (note 2)	6,117
Other operating expenses	5,069
Registration and filing administration fees	4,680
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Custody fees	3,635
Compliance fees	1,736
Printing expenses	1,071
Security pricing fees	1,014
Distribution and service fees - Advisor Class Shares (note 3)	631
Shareholder servicing expenses	507

Total Expenses	89,922

Expenses reimbursed by advisor (note 2)	(18,031)
Advisory fees waived (note 2)	(26,566)

Net Expenses	45,325

Net Investment Income	80,755

Realized and Unrealized Loss on Investments:

Net change in unrealized depreciation on unaffiliated investments	(201,792)

Net Realized and Unrealized Loss on Investments	(201,792)

Net Decrease in Net Assets Resulting from Operations	$(121,037)

(a) Forward International Dividend Fund

See Notes to Financial Statements

Rx Dividend Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the period or year ended			2014	(a)	2014

Operations:
Net investment income			$80,755		$160,403
Net realized gain from investment transactions			-		845
Net change in unrealized appreciation (depreciation) on investments			(201,792)		226,819

Net Increase (Decrease) in Net Assets Resulting from Operations			(121,037)		388,067

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(78,874)		(159,074)
Advisor Class Shares			(1,601)		(1,962)

Net realized gains
Institutional Class Shares			-		(24,143)
Advisor Class Shares			-		(429)

Decrease in Net Assets Resulting from Distributions			(80,475)		(185,608)

Beneficial Interest Transactions:
Shares sold			2,194,823		5,376,809
Reinvested dividends and distributions			64,650		76,763
Shares repurchased			(464,112)		(1,582,027)

Increase from Beneficial Interest Transactions			1,795,361		3,871,545

Net Increase in Net Assets			1,593,849		4,074,004

Net Assets:
Beginning of Period or Year			5,169,143		1,095,139
End of Period or Year			$6,762,992		$5,169,143

Accumulated Net Investment Loss			$(721)		$(1,002)
	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	185,296	$2,072,968	483,958		$5,304,784
Reinvested dividends and distributions	3,331	63,143	6,724		74,460
Shares repurchased	(41,449)	(464,112)	(143,510)		(1,577,795)
Net Increase in Beneficial Interest	147,178	$1,671,999	347,172		$3,801,449

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	10,670	$121,855	6,466		$72,025
Reinvested dividends and distributions	76	1,507	204		2,303
Shares repurchased	-	-	(372)		(4,232)
Net Increase in Beneficial Interest	10,746	$123,362	6,298		$70,096
(a) Unaudited.
See Notes to Financial Statements

Rx Dividend Income Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.41		$11.02		$10.00

Income (Loss) from Investment Operations
Net investment income	0.14		0.55	(g)	0.29
Net realized and unrealized gain (loss) on investments	(0.34)		0.41		1.02

Total from Investment Operations	(0.20)		0.96		1.31

Less Distributions:
From net investment income	(0.14)		(0.49)		(0.29)
From net realized gains	-		(0.08)		-

Total Distributions	(0.14)		(0.57)		(0.29)

Net Asset Value, End of Period	$11.07		$11.41		$11.02

Total Return (c)	(5.36)%	(b)	9.03%		13.32%	(b)

Net Assets, End of Period (in thousands)	$6,565		$5,090		$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	3.03%	(a)	1.15%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.52%	(a)	1.15%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.73%	(a)	4.97%		4.74%	(a)

Portfolio turnover rate	0.00%	(b)	2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements	(Continued)

Rx Dividend Income Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.68		$11.18		$10.00

Income (Loss) from Investment Operations
Net investment income	0.09		0.43	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.35)		0.53		1.17

Total from Investment Operations	(0.26)		0.96		1.41

Less Distributions:
From net investment income	(0.10)		(0.38)		(0.23)
From net realized gains	-		(0.08)		-

Total Distributions	(0.10)		(0.46)		(0.23)

Net Asset Value, End of Period	$11.32		$11.68		$11.18

Total Return (c)	(5.91)%	(b)	8.79%		14.25%	(b)

Net Assets, End of Period (in thousands)	$198		$79		$5

Ratios of:
Gross Expenses to Average Net Assets (d)	4.03%	(a)	2.15%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.52%	(a)	2.15%		1.70%	(a)
Net Investment Income to Average Net Assets (e)	2.52%	(a)	3.84%		4.68%	(a)

Portfolio turnover rate	0.00%	(b)	2.70%		83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements

Rx Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 95.99%
Consumer Discretionary - 13.13%
*	Discovery Communications, Inc. - Class A	4,537	$158,341
*	Discovery Communications, Inc. - Class C	2,369	80,570
	Expedia, Inc.	2,112	183,976
*	Fiat Chrysler Automobiles NV	16,970	211,446
	Hanesbrands, Inc.	2,025	234,333
	L Brands, Inc.	1,783	144,245
	Luxottica Group	3,090	163,832
	NIKE, Inc.	1,721	170,878
	Ross Stores, Inc.	1,859	170,061
	Royal Caribbean Cruises Ltd.	6,182	455,861
	Starbucks Corp.	2,032	165,019
	Target Corp.	3,947	292,078
	The Walt Disney Co.	2,797	258,750
	Vail Resorts, Inc.	1,719	150,653
	Wynn Resorts Ltd.	1,720	307,209
			3,147,252
Consumer Staples - 3.79%
	Bunge Ltd.	1,896	172,100
	Dr Pepper Snapple Group, Inc.	4,274	316,276
	PepsiCo, Inc.	2,686	268,869
*	Walgreens Boots Alliance, Inc.	2,216	152,040
			909,285
Energy - 2.86%
*	Continental Resources, Inc.	2,472	101,303
	Kinder Morgan, Inc.	5,225	216,054
	Schlumberger Ltd.	4,276	367,522
			684,879
Financials - 6.14%
	ACE Ltd.	2,331	266,527
	American Tower Corp.	1,741	182,822
	Invesco Ltd.	3,895	157,202
	Jones Lang LaSalle, Inc.	1,883	274,278
	Ping An Insurance Group Co. of China Ltd.	9,208	153,626
	RLJ Lodging Trust	6,144	202,322
	Visa, Inc.	910	234,953
			1,471,730
Health Care - 23.66%
	AmerisourceBergen Corp.	1,989	181,098
*	Avanir Pharmaceuticals, Inc.	11,895	177,473
*	Biogen Idec, Inc.	1,104	339,690
*	Celgene Corp.	6,636	754,447
*	Dyax Corp.	16,571	232,657
*	Gilead Sciences, Inc.	5,572	558,983
			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Health Care - Continued
*	ICON PLC	8,287	$460,260
*	Incyte Corp.	9,036	682,670
*	Mallinckrodt PLC	3,334	307,461
*	Medivation, Inc.	5,995	694,761
μ	Novo Nordisk	7,358	334,495
*	Omeros Corp.	7,207	160,932
*	Sirona Dental Systems, Inc.	2,435	210,360
*	Tenet Healthcare Corp.	3,559	171,010
*	Zeltiq Aesthetics, Inc.	6,908	189,072
	Zimmer Holdings, Inc.	1,921	215,709
			5,671,078
Industrials - 6.97%
	Air Lease Corp.	6,514	247,727
*	JetBlue Airways Corp.	34,388	503,096
	Knight Transportation, Inc.	9,854	327,843
*μ	Ryanair Holdings PLC	3,525	221,687
	The Boeing Co.	1,532	205,840
*	Union Pacific Corp.	1,406	164,179
			1,670,372
Information Technology - 36.10%
*	Adobe Systems, Inc.	3,053	224,945
*	Akamai Technologies, Inc.	2,971	191,956
*	Ambarella, Inc.	6,970	383,350
	Apple, Inc.	7,243	861,410
	ASML Holding NV	3,215	339,761
	Avago Technologies Ltd.	2,326	217,248
*	Baidu, Inc.	1,900	465,709
*	DTS, Inc.	5,719	184,438
*	Euronet Worldwide, Inc.	2,698	156,673
*	Facebook, Inc.	2,053	159,518
*	Fiserv, Inc.	3,163	226,123
*	Google, Inc. - Class A	276	151,546
*	Google, Inc. - Class C	253	137,083
	Lam Research Corp.	3,261	269,489
*	Micron Technology, Inc.	18,673	671,294
	Microsoft Corp.	16,422	785,136
*	NXP Semiconductors NV	5,268	409,903
*	Palo Alto Networks, Inc.	4,038	496,674
	Skyworks Solutions, Inc.	11,711	790,141
*	Tableau Software, Inc.	4,832	405,308
μ	Tencent Holdings Ltd.	25,179	402,612
*	VASCO Data Security International, Inc.	24,192	720,922
			8,651,239
			(Continued)

Rx Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
			Shares	Value (Note 1)

COMMON STOCKS - Continued
Materials - 1.61%
	Alcoa, Inc.		15,065	$260,474
	The Dow Chemical Co.		2,571	125,131
				385,605
Telecommunications - 1.73%
*	SBA Communications Corp.		3,412	415,138
				415,138

Total Common Stocks (Cost $20,368,262)				23,006,578

SHORT-TERM INVESTMENT - 3.73%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%		893,509	893,509

Total Short-Term Investment (Cost $893,509)				893,509

Total Value of Investments (Cost $21,261,771) - 99.72%				$23,900,087

Other Assets Less Liabilities - 0.28%				67,241

Net Assets - 100.00%				$23,967,328

§	Represents 7 day effective yield
μ	American Depositary Receipt
*	Non-income producing investment

The following acronyms and abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company

	Summary of Investments by Sector

Sector		% of Net Assets	Value
	Consumer Discretionary	13.13%	$3,147,252
Consumer Staples		3.79%	909,285
Energy		2.86%	684,879
Financials		6.14%	1,471,730
Health Care		23.66%	5,671,078
Industrials		6.97%	1,670,372
	Information Technology	36.10%	8,651,239
Materials		1.61%	385,605
	Telecommunications	1.73%	415,138
	Short-Term Investment	3.73%	893,509
	Other Assets Less Liabilities	0.28%	67,241
Total		100.00%	$23,967,328

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $21,261,771)	$23,900,087
Receivables:
Fund shares sold	31,928
Dividends and interest	18,102
Prepaid expenses:
Audit fees	6,285
Registration and filing expenses	4,009
Shareholder servicing expenses	3,153
Fund accounting fees	3,148
Securities pricing fees	2,256
Compliance fees	1,151
Legal fees	251

Total assets	23,970,370

Liabilities:
Payables:
Fund shares purchased	73
Accrued expenses:
Distribution and service fees - Advisor Class Shares	1,092
Advisory fees	613
Administration fees	438
Custody fees	316
Other operating expenses	255
Transfer agent fees	139
Registration and filing administration fees	60
Trustee fees and meeting expenses	55

Total liabilities	3,041

Total Net Assets	$23,967,329

Net Assets Consist of:
Paid in Interest	$19,419,495
Undistributed net investment income	199,812
Accumulated net realized gain on investment transactions	1,709,707
Net unrealized appreciation on investments	2,638,315

Total Net Assets	$23,967,329

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,751,386
Net Assets	$22,705,869
Net Asset Value, Offering Price and Redemption Price Per Share	$12.96

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	99,240
Net Assets	$1,261,460
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.71

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends (net of foreign tax withheld of $188)	$139,622
Interest	249

Total Investment Income	139,871

Expenses:
Advisory fees (note 2)	56,385
Administration fees (note 2)	12,595
Transfer agent fees	11,309
Fund accounting fees	9,646
Audit fees	6,716
Registration and filing expenses	6,083
Distribution and service fees - Advisor Class Shares (note 3)	6,065
Custody fees	5,560
Legal fees	5,322
Registration and filing administration fees	5,084
Other operating expenses	5,069
Trustee fees and meeting expenses	4,055
Shareholder servicing expenses	1,578
Compliance fees	1,561
Security pricing fees	1,014

Total Expenses	138,042

Net Investment Income	1,829

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	68,552
Net change in unrealized appreciation on investments	1,463,183

Net Realized and Unrealized Gain on Investments	1,531,735

Net Increase in Net Assets Resulting from Operations	$1,533,564

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the period or year ended			2014	(a)	2014

Operations:
Net investment income			$1,829		$197,982
Net realized gain from:
Investment transactions			68,552		1,465,271
Capital gain distributions from underlying funds			-		176,194
Net change in unrealized appreciation on investments			1,463,183		379,714
Net Increase in Net Assets Resulting from Operations			1,533,564		2,219,161

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(251,494)
Advisor Class Shares			-		(10,542)
Net realized gains
Institutional Class Shares			-		(889,642)
Advisor Class Shares			-		(37,291)
Decrease in Net Assets Resulting from Distributions			-		(1,188,969)

Beneficial Interest Transactions:
Shares sold			3,389,081		15,088,523
Reinvested dividends and distributions			-		276,172
Shares repurchased			(5,956,352)		(6,397,465)
Increase (Decrease) from Beneficial Interest Transactions			(2,567,271)		8,967,230

Net (Decrease) Increase in Net Assets			(1,033,707)		9,997,422

Net Assets:
Beginning of Year			25,001,036		15,003,614
End of Year			$23,967,329		$25,001,036

Undistributed Net Investment Income			$199,812		$197,983

	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	241,078	$3,029,309	1,239,788		$14,830,029
Reinvested dividends and distributions	-	-	20,095		238,934
Shares repurchased	(454,738)	(5,667,987)	(519,403)		(6,320,965)
Net Increase (Decrease) in Beneficial Interest	(213,660)	$(2,638,678)	740,480		$8,747,998

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	29,824	$359,772	21,631		$258,494
Reinvested dividends and distributions	-	-	3,167		37,238
Shares repurchased	(24,315)	(288,365)	(6,391)		(76,500)
Net Increase in Beneficial Interest	5,509	$71,407	18,407		$219,232

(a) Unaudited.

See Notes to Financial Statements

Rx Dynamic Growth Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2014	(h)	2014		2013	2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$12.15		$11.55		$9.42	$11.78	$9.94	$10.00
Income (Loss) from Investment
Operations
Net investment income (loss)	0.00	(i)	0.11	(g)	0.21	0.06	(0.07)	(0.05)
Net realized and unrealized gain (loss)
on investments	0.81		1.08		1.92	(1.05)	1.92	(0.01)

Total from Investment Operations	0.81		1.19		2.13	(0.99)	1.85	(0.06)

Less Distributions from:
Net Investment income	-		(0.13)		-	(0.21)	-	-
Net realized gains	-		(0.46)		-	(1.16)	(0.01)	-

Total Distributions	-		(0.59)		-	(1.37)	(0.01)	-

Net Asset Value, End of Period	$12.96		$12.15		$11.55	$9.42	$11.78	$9.94

Total Return (d)	6.75%	(c)	10.44%		22.61%	(8.09)%	18.12%	0.60%	(c)

Net Assets, End of Period
(in thousands)	$22,706		$14,139		$14,139	$16,271	$15,341	$447
Ratios of:
Gross Expenses to Average
Net Assets (e)	1.04%	(b)	0.70%		0.94%	1.45%	1.45%	1.45%	(b)
Net Expenses to Average
Net Assets (e)	1.04%	(b)	0.70%		0.88%	1.38%	1.45%	1.45%	(b)
Net Investment Income(Loss) to Average
Net Assets (f)	(0.29)%	(b)	0.91%		1.72%	0.59%	(0.86)%	(1.10)%	(b)

Portfolio turnover rate	173.83%	(c)	425.39%		453.00%	711.11%	658.15%	332.64%	(c)

(a)	For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)	Calculated using the average shares method.
(h) Unaudited.
(i) Less than $0.01 per share.

See Notes to Financial Statements								(Continued)

Rx Dynamic Growth Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each	November 30,		May 31
of the fiscal years or periods ended	2014	(i)	2014		2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$11.97		$11.48		$9.48	$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	(0.08)		(0.01)	(g)(h)	0.08	(0.05)	(0.03)
Net realized and unrealized gain (loss) on
investments	0.82		1.09	(h)	1.92	(1.03)	0.19

Total from Investment Operations	0.74		1.08		2.00	(1.08)	0.16

Less Distributions from:
Investment income	-		(0.13)		-	(0.21)	-
Net realized gains	-		(0.46)		-	(1.10)	-

Total Distributions	-		(0.59)		-	(1.31)	-

Net Asset Value, End of Period	$12.71		$11.97		$11.48	$9.48	$11.87

Total Return (d)	6.18%	(c)	9.53%		21.10%	(8.90)%	1.37%	(c)

Net Assets, End of Period (in thousands)	$1,261		$1,122		$865	$808	$551

Ratios of:
Gross Expenses to Average Net Assets (e)	2.04%	(b)	1.70%		1.92%	2.44%	2.45%	(b)
Net Expenses to Average Net Assets (e)	2.04%	(b)	1.70%		1.87%	2.38%	2.45%	(b)
Net Investment Income(Loss) to Average
Net Assets (f)	(1.27)%	(b)	(0.09)%		0.88%	(0.60)%	(2.39)%	(b)

Portfolio turnover rate	173.83%	(c)	425.39%		453.00%	711.11%	658.15%	(c)

(a)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)	Calculated using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(i) Unaudited.

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

OPEN-END FUNDS - 97.55%
Angel Oak Multi-Strategy Income Fund - Institutional		33,038	$399,101
BBH Broad Market Fund - Class N		136,110	1,401,936
DoubleLine Emerging Markets Fixed Income Fund - Class I		18,820	200,053
DWS Short Duration Fund - Insitutional		155,389	1,407,822
Eaton Vance Global Macro Absolute Return Fund - Class I		38,651	401,198
Eaton Vance Short Duration Strategic Income Fund - Class I		50,872	399,857
Forward Long/Short Credit Analysis Fund - Institutional		53,742	400,915
Invesco Premium Income Fund - Class Y		38,882	404,373
Madison High Income Fund - Class Y		30,062	200,212
MFS Emerging Markets Debt Fund - Class I		13,449	201,069
Natixis Loomis Sayles High Income Fund - Class Y		44,567	199,660
Oppenheimer Short Duration Fund - Class Y		140,049	1,403,294
Payden Emerging Markets Bond Fund		14,280	199,782
Payden Emerging Markets Corporate Bond Fund		19,444	201,242
PIMCO Income Fund - Institutional		31,629	400,739
Putnam Income Fund - Class Y		192,132	1,410,246
Ridgeworth Institutional U.S. Government Fund - Class I		138,392	1,403,297
Touchstone Ultra Short Duration Fixed Income Fund - Institutional		149,286	1,403,292

Total Open-End Funds (Cost $12,079,316)			12,038,088

SHORT-TERM INVESTMENT - 0.42%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	52,543	52,543

Total Short-Term Investment (Cost $52,543)			52,543

Total Value of Investments (Cost $12,131,859) - 97.97%			$12,090,631

Other Assets Less Liabilities - 2.03%			249,981

Net Assets - 100.00%			$12,340,612

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Open-End Funds	97.55%	$12,038,088
Short-Term Investment	0.42%	52,543
Other Assets Less Liabilities	2.03%	249,981
Total	100.00%	$12,340,612

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $12,131,859)	$12,090,631
Receivables:
Fund shares sold	260,798
Prepaid expenses:
Audit fees	6,285
Registration and filing expenses	3,315
Fund accounting fees	3,155
Shareholder servicing expenses	1,462
Legal fees	1,152
Compliance fees	1,151

Total assets	12,367,949

Liabilities:
Payables:
Fund shares repurchased	22,233
Dividends and interest	734
Accrued expenses
Custody fees	1,783
Printing expenses	1,063
Distribution and service fees - Advisor Class Shares	714
Securities pricing fees	222
Advisory fees	145
Administration fees	126
Other operating expenses	121
Transfer agent fees	87
Trustee fees and meeting expenses	55
Registration and filing administration fees	54

Total liabilities	27,337

Total Net Assets	$12,340,612

Net Assets Consist of:
Paid in Interest	$12,557,027
Undistributed net investment income	949
Accumulated net realized loss on investments	(176,136)
Net unrealized depreciation on investments	(41,228)

Total Net Assets	$12,340,612

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,148,200
Net Assets	$11,520,738
Net Asset Value, Offering Price and Redemption Price Per Share	$10.03

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	84,094
Net Assets	$819,874
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.75
(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$144,710
Interest	54

Total Investment Income	144,764

Expenses:
Advisory fees (note 2)	24,611
Fund accounting fees	8,933
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,716
Administration fees (note 2)	6,126
Other operating expenses	4,734
Registration and filing administration fees	4,603
Distribution and service fees - Advisor Class Shares (note 3)	4,207
Custody fees	4,135
Trustee fees and meeting expenses	4,055
Legal fees	4,055
Compliance fees	1,561
Printing expenses	1,071
Security pricing fees	1,014
Shareholder servicing expenses	507

Total Expenses	91,565

Advisory fees waived (note 2)	(17,881)

Net Expenses	73,684

Net Investment Income	71,080

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(24,027)
Net change in unrealized depreciation on investments	(114,445)

Net Realized and Unrealized Loss on Investments	(138,472)

Net Decrease in Net Assets Resulting from Operations	$(67,392)

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the period or year ended			2014	(a)	2014

Operations:
Net investment income			$71,080		$129,054
Net realized gain (loss) from:
Investment transactions			(24,027)		(34,732)
Capital gain distributions from underlying funds			-		7,677
Change in unrealized depreciation on investments			(114,445)		(9,979)

Net (Decrease) Increase in Net Assets Resulting from Operations			(67,392)		92,020

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(61,630)		(114,447)
Advisor Class Shares			(1,492)		(5,162)

Decrease in Net Assets Resulting from Distributions			(63,122)		(119,609)

Beneficial Interest Transactions:
Shares sold			4,490,267		9,302,188
Reinvested dividends and distributions			22,437		33,962
Shares repurchased			(2,139,503)		(7,650,191)
Increase in Beneficial Interest Transactions			2,373,201		1,685,959

Net Increase in Net Assets			2,242,687		1,658,370

Net Assets:
Beginning of Year			10,097,925		8,439,555
End of Year			$12,340,612		$10,097,925

Undistributed Net Investment Income			$949		$9,445
	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	425,973	$4,299,040	889,809		$8,965,115
Reinvested dividends and distributions	1,841	21,247	2,973		29,922
Shares repurchased	(193,754)	(1,959,807)	(732,411)		(7,370,025)
Net Increase in Beneficial Interest	234,060	$2,360,480	160,371		$1,625,012

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	19,516	$191,227	34,306		$337,073
Reinvested dividends and distributions	121	1,190	413		4,040
Shares repurchased	(18,348)	(179,696)	(28,627)		(280,166)
Net Increase in Beneficial Interest	1,289	$12,721	6,092		$60,947

(a) Unaudited.

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each	November 30,		May 31,
of the fiscal years or periods ended	2014	(i)	2014		2013	2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$10.15		$10.19		$10.16	$10.28	$10.07	$10.00

Income (Loss) from Investment
Operations:
Net investment income	0.06		0.17	(h)	0.39	0.17	0.35	0.00	(g)
Net realized and unrealized gain (loss) on
investments	(0.12)		(0.05)		0.14	(0.13)	0.13	0.07

Total from Investment Operations	(0.06)		0.12		0.53	0.04	0.48	0.07

Less Distributions:
From net investment income	(0.06)		(0.16)		(0.48)	(0.16)	(0.27)	-
From net realized gains	-		-		(0.02)	-	-	-

Total Distributions	(0.06)		(0.16)		(0.50)	(0.16)	(0.27)	-

Net Asset Value, End of Period	$10.03		$10.15		$10.19	$10.16	$10.28	$10.07

Total Return (d)	(0.48)%	(c)	1.25%		5.33%	0.38%	4.87%	0.70%	(c)

Net Assets, End of Period	$11,521		$9,280		$7,679	$7,920	$3,916	$130
(in thousands)

Ratios of:
Gross Expenses to Average
Net Assets (e)	1.63%	(b)	0.70%		0.86%	1.20%	1.20%	1.20%	(b)
Net Expenses to Average
Net Assets (e)	1.30%	(b)	0.70%		0.84%	1.17%	1.20%	1.20%	(b)
Net Investment Income to Average
Net Assets (f)	1.23%	(b)	1.73%		3.14%	2.06%	3.77%	0.17%	(b)

Portfolio turnover rate	49.37%	(c)	127.64%		82.95%	207.87%	218.16%	48.89%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)	Actual amount is less than $0.01 per share.
(h)	Calculated using the average shares method.
(i) Unaudited.

See Notes to Financial Statements								(Continued)

Rx Dynamic Total Return Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each	November 30,		May 31
of the fiscal years or periods ended	2014	(i)	2014		2013	2012	2011 (a)

Net Asset Value, Beginning of Period	$9.87		$9.91		$9.94	$10.11	$10.00

Income (Loss) from Investment
Operations:
Net investment income	0.01		0.07	(h)	0.27	0.10	0.00	(g)
Net realized and unrealized gain (loss) on
investments	(0.12)		(0.04)		0.14	(0.17)	0.11

Total from Investment Operations	(0.11)		0.03		0.41	(0.07)	0.11

Less Distributions:
From net investment income	(0.01)		(0.07)		(0.42)	(0.10)	-
From net realized gains	-		-		(0.02)	-	-

Total Distributions	(0.01)		(0.07)		(0.44)	(0.10)	-

Net Asset Value, End of Period	$9.75		$9.87		$9.91	$9.94	$10.11

Total Return (d)	(0.94)%	(c)	0.29%		4.16%	(0.63)%	1.10%	(c)

Net Assets, End of Period	$820		$818		$760	$837	$309
(in thousands)

Ratios of:
Gross Expenses to Average
Net Assets (e)	2.63%	(b)	1.86%		1.86%	2.20%	2.20%	(b)
Net Expenses to Average
Net Assets (e)	2.30%	(b)	1.84%		1.84%	2.17%	2.20%	(b)
Net Investment Income to Average
Net Assets (f)	0.26%	(b)	2.14%		2.14%	1.11%	0.26%	(b)

Portfolio turnover rate	49.37%	(c)	82.95%		82.95%	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)	Actual amount is less than $0.01 per share.
(h)	Calculated using the average shares method.
(i) Unaudited.

See Notes to Financial Statements

Rx Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (note 1)

COMMON STOCKS - 97.12%

Consumer Discretionary - 15.50%
	Foot Locker, Inc.	14,300	$819,247
*	Gentherm, Inc.	5,200	195,988
	Hanesbrands, Inc.	6,400	740,608
	Marriott International, Inc.	11,400	898,206
*	Skechers U.S.A., Inc.	15,400	945,714
*μ	TAL Education Group	6,200	190,464
*	Under Armour, Inc.	7,900	572,671
	VF Corp.	3,320	249,564
*	Vipshop Holdings Ltd.	52,000	1,188,720
			5,801,182
Consumer Staples - 7.42%
	Altria Group, Inc.	7,200	361,872
*	Amira Nature Foods Ltd.	7,400	110,926
	CVS Health Corp.	6,000	548,160
*	IGI Laboratories, Inc.	8,467	88,649
*	Inventure Foods, Inc.	9,200	127,052
*	Pilgrim's Pride Corp.	22,200	717,060
	Tyson Foods, Inc.	19,500	825,630
			2,779,349
Energy - 3.46%
	Alliance Resource Partners LP	13,800	635,628
	Emerge Energy Services LP	1,500	96,225
	Green Plains, Inc.	8,450	253,585
*	Navigator Holdings Ltd.	5,100	109,242
	Tallgrass Energy Partners LP	2,100	89,733
	Targa Resources Partners LP	1,400	76,762
*	Vertex Energy, Inc.	9,457	34,612
			1,295,787
Financials - 5.63%
	American Tower Corp.	6,200	651,062
	Ameris Bancorp	5,800	145,870
*	Atlas Financial Holdings, Inc.	6,900	101,292
	Chatham Lodging Trust	5,900	157,884
	Federated National Holding Co.	11,600	293,016
	Gramercy Property Trust, Inc.	23,400	138,060
	McGraw Hill Financial, Inc.	2,200	205,612
	Spirit Realty Capital, Inc.	9,900	115,929
	United Insurance Holdings Corp.	15,850	297,188
			2,105,913

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
		Shares	Value (note 1)

COMMON STOCKS - Continued

Health Care - 16.03%
*	Actavis PLC	4,140	$1,120,326
	Allergan, Inc.	1,100	235,279
*	Edwards Lifesciences Corp.	1,500	194,520
*	Enanta Pharmaceuticals, Inc.	10,800	506,952
*	Gilead Sciences, Inc.	7,800	782,496
*	HCA Holdings, Inc.	12,300	857,187
*	Illumina, Inc.	4,000	763,560
*	Lannett Co., Inc.	12,600	619,038
*	Mallinckrodt PLC	1,800	165,996
	McKesson Corp.	2,175	458,403
*	POZEN, Inc.	10,800	96,012
*	Taro Pharmaceutical Industries Ltd.	1,400	200,886
			6,000,655
Industrials - 18.35%
	Apogee Enterprises, Inc.	6,046	273,461
*	Astronics Corp.	5,300	259,806
*	Astronics Corp. - Class B	400	19,636
	Canadian National Railway Co.	4,700	333,935
*	CTPartners Executive Search, Inc.	9,200	195,040
	Delta Air Lines, Inc.	9,000	420,030
	Douglas Dynamics, Inc.	4,700	108,241
	FreightCar America, Inc.	3,900	112,827
	General Dynamics Corp.	1,800	261,648
	Lockheed Martin Corp.	3,600	689,616
	Macquarie Infrastructure Co. LLC	10,200	717,060
	Northrop Grumman Corp.	2,000	281,860
	Raytheon Co.	2,450	261,415
	Southwest Airlines Co.	20,500	857,310
*	Spirit Airlines, Inc.	2,700	223,263
	The Greenbrier Cos., Inc.	3,250	180,310
	Trinity Industries, Inc.	16,210	519,693
	Union Pacific Corp.	2,200	256,894
*	United Rentals, Inc.	5,100	577,881
*	Willdan Group, Inc.	17,600	320,672
			6,870,598
Information Technology - 28.60%
	Apple, Inc.	8,200	975,226
*	ARRIS Group, Inc.	4,000	119,080

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
		Shares	Value (note 1)

COMMON STOCKS - Continued

Information Technology - Continued
	Avago Technologies Ltd.	9,000	$840,600
*μ	Bitauto Holdings Ltd.	2,800	258,048
*	Cognex Corp.	6,200	252,402
*	Envestnet, Inc.	10,500	537,075
*	Facebook, Inc.	11,500	893,550
*	Fiserv, Inc.	3,400	243,066
*	FleetCor Technologies, Inc.	4,000	607,560
	Intel Corp.	31,002	1,154,824
	Methode Electronics, Inc.	10,200	395,250
*	Micron Technology, Inc.	22,675	815,166
	Mind CTI Ltd.	25,000	102,000
*	NXP Semiconductors NV	9,400	731,414
*	Palo Alto Networks, Inc.	2,400	295,200
*μ	Seiko Epson Corp. Unspon ADR	9,200	221,720
	Skyworks Solutions, Inc.	16,600	1,120,002
*	Super Micro Computer, Inc.	9,500	316,160
*	SuperCom Ltd.	23,653	281,471
*	VASCO Data Security International, Inc.	10,000	298,000
*	Vimicro International Corp.	15,172	114,093
*μ	YY, Inc.	1,750	133,788
			10,705,695
Materials - 2.13%
	Alcoa, Inc.	46,200	798,798
			798,798

	Total Common Stocks (Cost $32,345,092)		36,357,976

MASTER LIMITED PARTNERSHIP - 1.29%
	Hi-Crush Partners LP	13,100	482,604

	Total Master Limited Partnership (Cost $579,815)		482,604

SHORT-TERM INVESTMENT - 0.29%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.05%	109,257	109,257

	Total Short-Term Investment (Cost $109,257)		109,257

			(Continued)

Rx Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
				Value (note 1)

Total Value of Investments (Cost $33,034,164) - 98.70%				$36,949,837

Other Assets Less Liabilities - 1.30%				485,072

	Net Assets - 100.00%			$37,434,909

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronyms and abbreviations are used in this portfolio:
	PLC - Public Limited Company
	NV - Netherlands Security
	LP - Limited Partnership

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	15.50%	$5,801,182
	Consumer Staples	7.42%	2,779,349
	Energy	3.46%	1,295,787
	Financials	5.63%	2,105,913
	Health Care	16.03%	6,000,655
	Industrials	18.35%	6,870,598
	Information Technology	28.60%	10,705,695
	Materials	2.13%	798,798
	Master Limited Partnership	1.29%	482,604
	Short-Term Investment	0.29%	109,257
	Other Assets Less Liabilities	1.30%	485,072
	Total	100.00%	$37,434,909

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $33,034,164)	$36,949,837
Receivables:
Fund shares sold	554,684
Dividends and interest	25,505
Prepaid Expenses:
Registration and filing expenses	8,442
Audit fees	3,685
Fund accounting fees	3,126
Securities pricing fees	3,092
Legal fees	2,545
Shareholder servicing expenses	1,860
Compliance fees	1,539

Total assets	37,554,315

Liabilities:
Payables:
Investments purchased	113,665
Fund shares purchased	74
Accrued expenses
Custody fees	1,645
Advisory fees	1,494
Printing expenses	1,063
Distribution and service fees - Advisor Class Shares	735
Administrative fees	382
Other operating expenses	154
Transfer agent fees	87
Trustee fees and meeting expenses	55
Registration and filing administration fees	52

Total liabilities	119,406

Total Net Assets	$37,434,909

Net Assets Consist of:
Paid in Interest	$34,932,677
Accumulated net investment loss	(79,865)
Accumulated net realized loss on investments	(1,333,577)
Net unrealized appreciation on investments	3,915,674

Total Net Assets	$37,434,909

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,999,331
Net Assets	$36,525,480
Net Asset Value, Offering Price and Redemption Price Per Share	$12.18

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	74,587
Net Assets	$909,429
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.19

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends (net of foreign tax withheld of $1,469)	$94,536
Interest	58

Total Investment Income	94,594

Expenses:
Advisory fees (note 2)	130,246
Administration fees (note 2)	13,025
Fund accounting fees	9,689
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,715
Custody fees	5,646
Other operating expenses	5,069
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Registration and filing administration fees	3,696
Distribution and service fees - Advisor Class Shares (note 3)	2,971
Compliance fees	1,736
Printing expenses	1,071
Security pricing fees	1,014
Shareholder servicing expenses	507

Total Expenses	204,732

Advisory fees waived (note 2)	(58,207)

Net Expenses	146,525

Net Investment Loss	(51,931)

Realized and Unrealized Gain (Loss) on Investments

Net realized loss from investment transactions	(1,215,392)
Net change in unrealized appreciation on investments	3,749,931

Net Realized and Unrealized Gain on Investments	2,534,539

Net Increase in Net Assets Resulting from Operations	$2,482,608

See Notes to Financial Statements

Rx Fundamental Growth Fund

Statement of Changes in Net Assets
			November 30,	May 31,
For the each of the periods ended			2014 (a)	2014 (b)

Operations:
Net investment loss			$(51,931)	$(34,387)
Net realized loss from investment transactions			(1,215,392)	(113,202)
Net change in unrealized appreciation on investments			3,749,931	165,743
Net Increase in Net Assets Resulting from Operations			2,482,608	18,154

Beneficial Interest Transactions:
Shares sold			18,368,578	22,365,194
Shares repurchased			(1,851,941)	(3,947,684)
Increase from Beneficial Interest Transactions			16,516,637	18,417,510

Net Increase in Net Assets			18,999,245	18,435,664

Net Assets:
Beginning of Period			18,435,664	-
End of Period			$37,434,909	$18,435,664

Accumulated Net Investment Loss			$(79,865)	$(27,934)

	Period Ended		Period Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	1,517,138	$17,722,407	2,017,430	$22,132,131
Shares repurchased	(159,189)	(1,828,138)	(376,047)	(3,945,359)
Net Increase in Beneficial Interest	1,357,948	$15,894,269	1,641,383	$18,186,772

Advisor Class Shares	Shares	Amount	Amount	Amount
Shares sold	55,845	$646,171	21,113	$233,063
Shares repurchased	(2,156)	(23,803)	(216)	(2,325)
Net Increase in Beneficial Interest	53,689	$622,368	20,897	$230,738

(a) Unaudited.
(b)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014 for the Institutional
Class Shares and for the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014
for the Advisor Class Shares.

See Notes to Financial Statements

Rx Fundamental Growth Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during	November 30,		May 31,
each of the periods ended	2014	(f)	2014	(g)

Net Asset Value, Beginning of Period	$11.09		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)		(0.04)	(e)
Net realized and unrealized gain on investments	1.10		1.13

Total from Investment Operations	1.09		1.09

Net Asset Value, End of Period	$12.18		$11.09

Total Return (c)	9.73%	(b)	10.90%	(b)

Net Assets, End of Period (in thousands)	$36,526		$18,202

Ratios of:
Gross Expenses to Average Net Assets (d)	1.58%	(a)	1.25%	(a)
Net Expenses to Average Net Assets (d)	1.13%	(a)	1.25%	(a)
Net Investment Loss to Average Net Assets	(0.38)%	(a)	(0.64)%	(a)

Portfolio turnover rate	55.56%	(b)	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f) Unaudited.
(g)	For the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.

See Notes to Financial Statements			(Continued)

Rx Fundamental Growth Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during	November 30,		May 31,
each of the periods ended	2014	(f)	2014	(g)

Net Asset Value, Beginning of Period	$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.03)		(0.10)	(e)
Net realized and unrealized gain on investments	1.06		1.26

Total from Investment Operations	1.03		1.16

Net Asset Value, End of Period	$12.19		$11.16

Total Return (c)	9.13%	(b)	11.60%	(b)

Net Assets, End of Period (in thousands)	$909		$233

Ratios of:
Gross Expenses to Average Net Assets (d)	2.58%	(a)	2.25%	(a)
Net Expenses to Average Net Assets (d)	2.13%	(a)	2.25%	(a)
Net Investment Loss to Average Net Assets	(1.36)%	(a)	(1.69)%	(a)

Portfolio turnover rate	55.56%	(b)	71.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f) Unaudited.
(g)	For the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.

See Notes to Financial Statements

Rx High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
	Shares	Value (Note 1)

COMMON STOCKS - 10.47%

Energy - 10.29%
Access Midstream Partners LP	1,870	$117,212
Atlas Energy LP	1,919	68,086
* Cheniere Energy, Inc.	1,151	75,954
DCP Midstream Partners LP	1,440	68,990
Energy Transfer Equity LP	2,791	165,757
Energy Transfer Partners LP	947	61,716
EnLink Midstream Partners LP	2,282	63,645
Enterprise Products Partners LP	1,937	72,328
EQT Midstream Partners LP	1,613	134,911
Genesis Energy LP	1,403	61,774
Kinder Morgan, Inc.	1,519	62,811
Magellan Midstream Partners LP	1,258	104,276
MarkWest Energy Partners LP	1,551	110,214
MPLX LP	1,344	89,255
NGL Energy Partners LP	3,271	114,158
ONEOK, Inc.	890	48,202
Phillips 66	1,103	80,541
Phillips 66 Partners LP	1,460	90,885
Plains GP Holdings LP	2,287	59,416
SemGroup Corp.	1,592	117,792
Sunoco Logistics Partners LP	2,455	118,184
Targa Resources Corp.	1,198	136,740
Teekay Corp.	643	31,970
Tesoro Logistics LP	1,328	76,055
The Williams Cos., Inc.	1,662	86,009
Valero Energy Partners LP	1,882	78,517
Western Gas Equity Partners LP	1,478	92,818
		2,388,216
Utilities - 0.18%
Dominion Resources, Inc.	565	40,991
		40,991

Total Common Stocks (Cost $2,193,127)		2,429,207

OPEN-END FUNDS - 82.88%
Ivy High Income Fund	569,850	4,803,834
Lord Abbett High Yield Fund	618,575	4,837,256
Nuveen High Income Bond Fund	548,009	4,795,081
Third Avenue Focused Credit Fund	456,850	4,801,497

Total Open-End Funds (Cost $20,037,636)		19,237,668

		(Continued)

Rx High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

MASTER LIMITED PARTNERSHIP - 0.41%
Boardwalk Pipeline Partners LP		5,780	$95,370

Total Master Limited Partnership (Cost $106,314)			95,370

SHORT-TERM INVESTMENT - 6.00%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,393,571	1,393,571

Total Short-Term Investment (Cost $1,393,571)			1,393,571

Total Value of Investments (Cost $23,730,648) - 99.76%			$23,155,816

Other Assets Less Liabilities - 0.24%			56,490

Net Assets - 100.00%			$23,212,306

* Non-income producing investment
§ Represents 7 day effective yield

The following acronym is used in this portfolio:
LP - Limited Partnership

Summary of Investments

Sector	% of Net Assets	Value
Energy	10.29%	$2,388,216
Utilities	0.18%	40,991
Open-End Funds	82.88%	19,237,668
Master Limited Partnership	0.41%	95,370
Short-Term Investment	6.00%	1,393,571
Other Assets Less Liabilities	0.24%	56,490
Total	100.00%	$23,212,306

See Notes to Financial Statements

Rx High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $23,730,648)	$23,155,816
Receivables:
Fund shares sold	19,155
Dividends and Interest	26,409
Prepaid Expenses:
Audit fees	6,283
Registration and filing expenses	6,430
Fund accounting fees	3,147
Shareholder servicing expenses	1,853
Legal fees	1,158
Compliance fees	1,151
Securities pricing fees	394

Total assets	23,221,796

Liabilities:
Payables:
Fund shares repurchased	4,325
Accrued expenses
Custody fees	2,479
Printing expenses	1,062
Advisory fees	605
Distribution and service fees - Advisor Class Shares	531
Administration fees	170
Other operating expenses	119
Transfer agent fees	87
Registration and filing administration fees	57
Trustee fees and meeting expenses	55

Total liabilities	9,490

Net Assets	$23,212,306

Net Assets Consist of:
Paid in Interest	$23,102,053
Undistributed net investment income	24,072
Accumulated net realized gain on investments	661,012
Net unrealized depreciation on investments	(574,831)

Total Net Assets	$23,212,306

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,188,925
Net Assets	$22,586,265
Net Asset Value, Offering Price and Redemption Price Per Share	$10.32

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	60,554
Net Assets	$626,041
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.34

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx High Income Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$482,675
Interest	181

Total Investment Income	482,856

Expenses:
Advisory fees (note 2)	47,919
Administration fees (note 2)	9,969
Fund accounting fees	9,383
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,716
Other operating expenses	5,069
Custody fees	5,035
Registration and filing administration fees	4,705
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Distribution and service fees - Advisor Class Shares (note 3)	3,423
Compliance fees	1,561
Printing expenses	1,071
Security pricing fees	1,014
Shareholder servicing expenses	507

Total Expenses	119,719

Net Investment Income	363,137

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,345,529)
Change in unrealized appreciation on investments	490,316

Realized and Unrealized Loss on Investments	(855,213)

Net Decrease in Net Assets Resulting from Operations	$(492,076)

See Notes to Financial Statements

Rx High Income Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the year or period ended			2014	(a)	2014

Operations:
Net investment income			$363,137		$673,714
Net realized gain (loss) from:
Investment transactions			(1,345,529)		105,551
Capital gain distributions from underlying funds			-		75,578
Change in unrealized appreciation on investments			490,316		685,864

Net (Decrease) Increase in Net Assets Resulting from Operations			(492,076)		1,540,707

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(353,256)		(678,240)
Advisor Class Shares			(9,199)		(10,130)
Net realized gains
Institutional Class Shares			-		(50,086)
Advisor Class Shares			-		(669)

Net Decrease in Net Assets Resulting from Distributions			(362,455)		(739,125)

Beneficial Interest Transactions:
Shares sold			10,137,961		11,546,551
Reinvested dividends and distributions			144,618		157,794
Shares repurchased			(3,412,568)		(4,722,942)

Increase from Beneficial Interest Transactions			6,870,011		6,981,403

Net Increase in Net Assets			6,015,480		7,782,985

Net Assets:
Beginning of Year or Period			17,196,826		9,413,841
End of Year or Period			$23,212,306		$17,196,826

Undistributed Net Investment Income			$24,072		$32,125
	Period Ended		Year Ended
Share Information:	November 30,2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	938,485	$9,947,105	1,069,084		$10,957,717
Reinvested dividends and distributions	11,711	136,209	14,537		148,794
Shares repurchased	(302,659)	(3,224,545)	(458,070)		(4,695,038)
Net Increase in Beneficial Interest	647,537	$6,858,769	625,551		$6,411,473

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	17,938	$190,856	56,933		$588,834
Reinvested dividends and distributions	783	8,409	868		9,000
Shares repurchased	(18,049)	(188,023)	(2,668)		(27,904)
Net Increase in Beneficial Interest	672	$11,242	55,133		$569,930
(a) Unaudited.

See Notes to Financial Statements

Rx High Income Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$10.74		$10.23		$10.00

Income (Loss) from Investment Operations
Net investment income	0.20		0.52	(g)	0.33
Net realized and unrealized gain (loss) on investments	(0.42)		0.58		0.20

Total from Investment Operations	(0.22)		1.10		0.53

Less Distributions:
From net investment income	(0.20)		(0.55)		(0.30)
From net realized gains	-		(0.04)		-

Total Distributions	(0.20)		(0.59)		(0.30)

Net Asset Value, End of Period	$10.32		$10.74		$10.23

Total Return (c)	(2.09)%	(b)	11.18%		5.37%	(b)

Net Assets, End of Period (in thousands)	$22,586		$16,552		$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	1.18%	(a)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.15%	(a)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	3.73%	(a)	5.26%		6.59%	(a)

Portfolio turnover rate	13.49%	(b)	75.90%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx High Income Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$10.76		$10.17		$10.00

Income (Loss) from Investment Operations
Net investment income	0.09		0.47	(g)	0.24
Net realized and unrealized gain (loss) on investments	(0.42)		0.61		0.19

Total from Investment Operations	(0.33)		1.08		0.43

Less Distributions:
From net investment income	(0.09)		(0.04)		(0.26)
From net realized gains	-		(0.45)		-

Total Distributions	(0.09)		(0.49)		(0.26)

Net Asset Value, End of Period	$10.34		$10.76		$10.17

Total Return (c)	(2.50)%	(b)	11.00%		4.36%	(b)

Net Assets, End of Period (in thousands)	$626		$644		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.18%	(a)	1.70%		1.76%	(a)
Net Expenses to Average Net Assets (d)	2.15%	(a)	1.70%		1.76%	(a)
Net Investment Income to Average Net Assets (e)	2.81%	(a)	4.26%		5.71%	(a)

Portfolio turnover rate	13.49%	(b)	75.90%		78.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements

Rx Non Traditional Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 6.86%
*	Barclays ETN+ ETNs Linked to the S&P 500 Dynamic VEQTORTM Total
Return Index		3,890	$615,359
* VelocityShares Daily Inverse VIX Short Term ETN		2,829	108,945

Total Exchange Traded Products (Cost $643,762)			724,304

OPEN-END FUNDS - 79.02%
361 Managed Futures Fund		210,777	2,400,755
Angel Oak Multi-Strategy Income Fund		195,314	2,359,390
* Columbia Absolute Return Currency and Income Fund		30,858	303,643
Merk Absolute Return Currency Fund		113,843	1,049,633
Merk Hard Currency Fund		65,656	698,582
PIMCO Credit Absolute Return Fund		56,630	608,767
The Merger Fund		57,153	925,884

Total Open-End Funds (Cost $8,415,958)			8,346,654

HEDGE FUND - 8.07%
Velocity Capital Long/Short Volatility Fund, LLC		11,626	852,727

Total Hedge Fund (Cost $950,000)			852,727

SHORT-TERM INVESTMENT - 5.93%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	625,868	625,868

Total Short-Term Investment (Cost $625,868)			625,868

Total Value of Investments (Cost $10,635,588) - 99.88%			$10,549,553

Other Assets Less Liabilities - 0.12%			12,877

Net Assets - 100.00%			$10,562,430

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	6.86%	$724,304
Open-End Funds	79.02%	8,346,654
Hedge Fund	8.07%	852,727
Short-Term Investment	5.93%	625,868
Other Assets Less Liabilities	0.12%	12,877
Total	100.00%	$10,562,430
			(Continued)

Rx Non Traditional Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2014

Additional Information on Investments in Hedge Funds (1)
		Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of November 30, 2014
Value	Security
$ 852,727	Velocity Capital Long/Short Volatility Fund, LLC	Daily	1	$0

(1) This class includes investments in Hedge Funds. The fair values of the investments in this class
	have been estimated using the net asset value per share of the investments.

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $10,635,588)	$10,549,553
Receivables:
Fund shares sold	2,327
Dividends and interest	12
Prepaid Expenses:
Audit fees	6,286
Registration and filing expenses	5,682
Fund accounting fees	3,157
Shareholder servicing expenses	1,812
Legal fees	1,164
Compliance fees	1,151

Total assets	10,571,143

Liabilities:
Payables:
Fund shares purchased	3,994
Accrued expenses
Custody fees	2,084
Printing expenses	1,062
Securities pricing fees	604
Advisory fees	270
Distribution and service fees - Advisor Class Shares	254
Other operating expenses	125
Administration fees	121
Transfer agent fees	87
Registration and filing administration fees	57
Trustee fees and meeting expenses	55

Total liabilities	8,713

Total Net Assets	$10,562,430

Net Assets Consist of:
Paid in Interest	$10,513,738
Undistributed net investment income	67,936
Undistributed net realized gain on investments	66,791
Net unrealized depreciation on investments	(86,035)

Total Net Assets	$10,562,430

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,025,753
Net Assets	$10,251,455
Net Asset Value, Offering Price and Redemption Price Per Share	$9.99

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	31,475
Net Assets	$310,975
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.88

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$64,917
Interest	151

Total Investment Income	65,068

Expenses:
Advisory fees (note 2)	21,940
Fund accounting fees	8,874
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,716
Administration fees (note 2)	6,120
Other operating expenses	5,069
Registration and filing administration fees	4,793
Legal fees	4,056
Trustee fees and meeting expenses	4,055
Custody fees	4,017
Compliance fees	1,561
Distribution and service fees - Advisor Class Shares (note 3)	1,264
Printing expenses	1,071
Security pricing fees	1,014
Shareholder servicing expenses	507

Total Expenses	86,294

Expenses reimbursed by advisor (note 2)	(1,517)
Advisory fees waived (note 2)	(13,444)

Net Expenses	71,333

Net Investment Loss	(6,265)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transctions	159,455
Net change in unrealized depreciation on investments	(155,864)

Net Realized and Unrealized Gain on Investments	3,591

Net Decrease in Net Assets Resulting from Operations	$(2,674)

See Notes to Financial Statements

Rx Non Traditional Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2014	(a)	2014

Operations:
Net investment income (loss)			$(6,265)		$74,209
Net realized gain (loss) from:
Investment transactions			159,455		(177,928)
Capital gain distributions from underlying funds			-		86,793
Net change in unrealized appreciation (depreciation) on investments			(155,864)		77,041

Net (Decrease) Increase in Net Assets Resulting from Operations			(2,674)		60,115

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		-
Advisor Class Shares			-		-
Net realized gains
Institutional Class Shares			-		(42,102)
Advisor Class Shares			-		(349)

Net Decrease in Net Assets Resulting from Distributions			-		(42,451)

Beneficial Interest Transactions:
Shares sold			3,049,389		5,228,574
Reinvested dividends and distributions			-		7,935
Shares repurchased			(1,539,349)		(3,107,578)

Increase from Beneficial Interest Transactions			1,510,040		2,128,931

Net Increase in Net Assets			1,507,366		2,146,595

Net Assets:
Beginning of Year or Period			9,055,064		6,908,469
End of Year or Period			$10,562,430		$9,055,064

Undistributed Net Investment Income			$67,936		$74,201
	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	294,055	$2,950,230	507,629		$5,020,088
Reinvested dividends and distributions	-	-	777		7,631
Shares repurchased	(153,129)	(1,537,853)	(312,621)		(3,089,327)
Net Increase in Beneficial Interest	140,926	$1,412,377	195,785		$1,938,392

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	9,992	$99,159	21,183		$208,486
Reinvested dividends and distributions	-	-	31		304
Shares repurchased	(149)	(1,496)	(1,845)		(18,251)
Net Increase in Beneficial Interest	9,843	$97,663	19,369		$190,539
(a) Unaudited.

See Notes to Financial Statements

Rx Non Traditional Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.99		$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)		0.09	(g)	0.01
Net realized and unrealized gain (loss) on investments	0.02		(0.04)		-

Total from Investment Operations	-		0.05		0.01

Less Distributions:
From net investment income	-		-		(0.02)
From net realized gains	-		(0.05)		-

Total Distributions	-		(0.05)		(0.02)

Net Asset Value, End of Period	$9.99		$9.99		$9.99

Total Return (c)	0.10%	(b)	0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$10,251		$8,840		$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	1.76%	(a)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.46%	(a)	0.70%		0.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.25)%	(a)	0.91%		0.03%	(a)

Portfolio turnover rate	28.61%	(b)	80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Non Traditional Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal year or periods ended	2014	(i)	2014		2013	(g)

Net Asset Value, Beginning of Period	$9.93		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.05)		(0.01)	(f)(h)	(0.01)
Net realized and unrealized gain (loss) on investments	-		0.04	(f)	(0.03)	(f)

Total from Investment Operations	(0.05)		0.03		(0.04)

Less Distributions:
From net investment income	-		-		(0.01)
From net realized gains	-		(0.05)		-

Total Distributions	-		(0.05)		(0.01)

Net Asset Value, End of Period	$9.88		$9.93		$9.95

Total Return (c)	(0.40)%		0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$311		$215		$23

Ratios of:
Gross Expenses to Average Net Assets (d)	2.76%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.46%		1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(1.31)%		(0.09)%		(1.12)%	(a)

Portfolio turnover rate	28.61%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(g)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(h) Calculated using the average shares method.
(i) Unaudited.

See Notes to Financial Statements

Rx Premier Managers Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

COMMON STOCK - 19.91%

Financials - 19.91%
* Berkshire Hathaway, Inc.		15,926	$2,368,037

Total Common Stock (Cost $2,032,474)			2,368,037

OPEN-END FUNDS - 76.80%
BlackRock Global Allocation Fund, Inc.		103,395	2,279,854
First Eagle Global Fund		40,739	2,288,731
Ivy Asset Strategy Fund		72,029	2,281,888
Natixis Loomis Sayles Global Equity and Income Fund		112,387	2,283,700

Total Open-End Funds (Cost $8,809,690)			9,134,173

SHORT-TERM INVESTMENT - 3.00%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	355,985	355,985

Total Short-Term Investment (Cost $355,985)			355,985

Total Value of Investments (Cost $11,198,149) - 98.71%			$11,858,195

Other Assets Less Liabilities - 0.29%			34,865

Net Assets - 100.00%			$11,893,060

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments

Sector	% of Net Assets	Value
Financials	19.91%	$2,368,037
Open-End Funds	76.80%	9,134,173
Short-Term Investment	3.00%	355,985
Other Assets Less Liabilities	0.29%	34,865
Total	100.00%	$11,893,060

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $11,198,149)	$11,858,195
Receivables:
Fund shares sold	20,148
Dividends and interest	12
Due from Advisor	2,430
Prepaid Expenses:
Audit fees	6,284
Registration and filing expenses	4,554
Fund accounting fees	3,155
Compliance fees	1,158
Shareholder servicing expenses	1,147
Legal fees	1,140

Total assets	11,898,223

Liabilities:
Payables:
Fund shares purchased	45
Accrued expenses
Custody fees	1,928
Printing expenses	1,063
Securities pricing fees	794
Advisory fees	479
Distribution and service fees - Advisor Class Shares	276
Other operating expenses	240
Administration fees	140
Transfer agent fees	87
Registration and filing administration fees	56
Trustee fees and meeting expenses	55

Total liabilities	5,163

Total Net Assets	$11,893,060

Net Assets Consist of:
Paid in Interest	$11,168,610
Accumulated net investment loss	(37,247)
Accumulated net realized gain on investments	101,652
Net unrealized appreciation on investments	660,045

Total Net Assets	$11,893,060

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	926,771
Net Assets	$11,546,496
Net Asset Value, Offering Price and Redemption Price Per Share	$12.46

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	28,070
Net Assets	$346,564
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.35

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$13,821
Interest	73

Total Investment Income	13,894

Expenses:
Advisory fees (note 2)	16,549
Fund accounting fees	8,754
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,715
Administration fees (note 2)	6,139
Other operating expenses	5,069
Registration and filing administration fees	4,478
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Custody fees	3,777
Compliance fees	1,561
Printing expenses	1,071
Security pricing fees	1,014
Distribution and service fees - Advisor Class Shares (note 3)	959
Shareholder servicing expenses	507

Total Expenses	79,940

Expenses reimbursed by advisor (note 2)	(15,555)
Adivsory fees wavied (note 2)	(13,244)

Net Expenses	51,141

Net Investment Loss	(37,247)

Realized and Unrealized Gain (Loss) from Investments:

Net realized loss from investment transactions	(3,445)
Net change in unrealized appreciation on investments	352,003

Net Realized and Unrealized Gain on Investments	348,558

Net Increase in Net Assets Resulting from Operations	$311,311

See Notes to Financial Statements

Rx Premier Managers Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the year or period ended			2014	(a)	2014

Operations:
Net investment income (loss)			$(37,247)		$17,547
Net realized gain (loss) on investment transactions			(3,445)		162,004
Net change in unrealized appreciation on investments			352,003		199,703

Net Increase in Net Assets Resulting from Operations			311,311		379,254

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(25,018)
Advisor Class Shares			-		(116)
Net realized gains
Institutional Class Shares			-		(47,785)
Advisor Class Shares			-		(238)

Decrease in Net Assets Resulting from Distributions			-		(73,157)

Beneficial Interest Transactions:
Shares sold			6,228,500		5,087,827
Reinvested dividends and distributions			-		20,179
Shares repurchased			(465,691)		(1,465,872)

Increase from Beneficial Interest Transactions			5,762,809		3,642,134

Net Increase in Net Assets			6,074,120		3,948,231

Net Assets:
Beginning of Year or Period			5,818,940		1,870,709
End of Year or Period			$11,893,060		$5,818,940

Accumulated Net Investment Loss			$(37,247)		$-

	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	493,608	$6,011,255	425,007		$4,966,936
Reinvested dividends and distributions	-	-	1,704		19,825
Shares repurchased	(37,959)	(462,885)	(123,963)		(1,454,952)
Net Increase in Beneficial Interest	455,649	5,548,370	302,748		$3,531,809

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	18,130	$217,245	10,280		$120,890
Reinvested dividends and distributions	-	-	30		354
Shares repurchased	(230)	(2,806)	(936)		(10,919)
Net Increase in Beneficial Interest	17,900	$214,439	9,374		$110,325
(a) Unaudited.

See Notes to Financial Statements

Rx Premier Managers Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$12.09		$11.06		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.03)		0.06	(g)	0.12
Net realized and unrealized gain on investments	0.40		1.29		1.09

Total from Investment Operations	0.37		1.35		1.21

Less Distributions:
From net investment income	-		(0.11)		(0.15)
From net realized gains	-		(0.21)		-

Total Distributions	-		(0.32)		(0.15)

Net Asset Value, End of Period	$12.46		$12.09		$11.06

Total Return (c)	3.06%	(b)	12.37%		12.23%	(b)

Net Assets, End of Period (in thousands)	$11,546		$5,697		$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	2.18%	(a)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.38%	(a)	0.70%		0.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(1.10)%	(a)	0.56%		0.77%	(a)

Portfolio turnover rate	0.00%	(b)	26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calcualted using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Premier Managers Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(i)	2014		2013	(f)

Net Asset Value, Beginning of Period	$12.04		$11.16		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.05)		(0.05)	(g)(h)	-
Net realized and unrealized gain on investments	0.36		1.24		1.29

Total from Investment Operations	0.31		1.19		1.29

Less Distributions:
From net investment income	-		(0.10)		(0.13)
From net realized gains	-		(0.21)		-

Total Distributions	-		(0.31)		(0.13)

Net Asset Value, End of Period	$12.35		$12.04		$11.16

Total Return (c)	2.57%	(b)	10.84%		13.04%	(b)

Net Assets, End of Period (in thousands)	$347		$122		$9

Ratios of:
Gross Expenses to Average Net Assets (d)	3.18%	(a)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.38%	(a)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(2.15)%	(a)	(0.43)%		0.68%	(a)

Portfolio turnover rate	0.00%	(b)	26.97%		8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calcualted using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(i) Unaudited.

See Notes to Financial Statements

Rx Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 97.84%
Consumer Discretionary Select Sector SPDR Fund		39,948	$2,868,666
Consumer Staples Select Sector SPDR Fund		57,787	2,848,899
Financial Select Sector SPDR Fund		115,623	2,821,201
Health Care Select Sector SPDR Fund		40,984	2,852,896
Industrial Select Sector SPDR Fund		48,966	2,786,655
iShares Core U.S. Aggregate Bond ETF		20,384	2,254,674
iShares Dow Jones U.S. ETF		21,561	2,246,009
iShares Global Healthcare ETF		22,119	2,275,382
iShares India 50 ETF		69,987	2,216,488
iShares Nasdaq Biotechnology ETF		7,594	2,307,817
iShares Russell 1000 ETF		19,442	2,246,523
iShares Russell 1000 Growth ETF		23,278	2,259,130
iShares U.S. Consumer Services ETF		16,970	2,302,999
iShares U.S. Financial Services ETF		24,969	2,256,948
iShares U.S. Healthcare ETF		15,606	2,283,938
Materials Select Sector SPDR Fund		55,256	2,716,385
Technology Select Sector SPDR Fund		67,187	2,854,776
Utilities Select Sector SPDR Fund		61,263	2,818,098

Total Exchange Traded Products (Cost $42,836,396)			45,217,484

SHORT-TERM INVESTMENT - 2.53%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,170,939	1,170,939

Total Short-Term Investment (Cost $1,170,939)			1,170,939

Total Value of Investments (Cost $44,007,335) - 100.37%			$46,388,423

Liabilities in Excess of Other Assets - (0.37)%			(168,959)

Net Assets - 100.00%			$46,219,464

§ Represents 7 day effective yield

	Summary of Investments (Unaudited)

	% of Net Assets	Value
Exchange Traded Products	97.84%	$45,217,484
Short-Term Investment	2.53%	1,170,939
Liabilities in Excess of Other Assets	-0.37%	(168,959)
Total	100.00%	$46,219,464

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $44,007,335)	$46,388,423
Receivables:
Fund shares sold	121,557
Dividends and interest	71
Prepaid Expenses:
Registration and filing expenses	6,529
Audit fees	6,285
Fund accounting fees	3,121
Shareholder servicing expenses	2,360
Legal fees	1,160
Compliance fees	1,151

Total assets	46,530,657

Liabilities:
Payables:
Investments purchased	285,597
Fund shares purchased	17,214
Accrued expenses
Custody fees	2,826
Advisory fees	2,822
Printing expenses	1,062
Distribution and service fees - Advisor Class Shares	649
Administration fees	428
Securities pricing fees	265
Other operating expenses	114
Transfer agent fees	103
Registration and filing administration fees	58
Trustee fees and meeting expenses	55

Total liabilities	311,193

Total Net Assets	$46,219,464

Net Assets Consist of:
Paid in Interest	$41,197,646
Undistributed net investment income	53,561
Accumulated net realized gain	2,587,169
Net unrealized appreciation on investments	2,381,088

Total Net Assets	$46,219,464

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,635,193
Net Assets	$45,386,005
Net Asset Value, Offering Price and Redemption Price Per Share	$12.49

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	67,375
Net Assets	$833,459
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.37

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$281,734
Interest	152

Total Investment Income	281,886

Expenses:
Advisory fees (note 2)	170,504
Administration fees (note 2)	17,050
Fund accounting fees	10,091
Transfer agent fees	8,704
Registration and filing expenses	7,350
Audit fees	6,716
Custody fees	6,452
Other operating expenses	5,069
Registration and filing administration fees	4,731
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Distribution and service fees - Advisor Class Shares (note 3)	3,412
Compliance fees	1,561
Printing expenses	1,071
Security pricing fees	1,014
Shareholder servicing expenses	507

Total Expenses	252,343

Advisory Fees waived (note 2)	(24,019)

Net Expenses	228,324

Net Investment Income	53,562

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	1,845,581
Net change in unrealized appreciation on investments	491,664

Net Realized and Unrealized Gain on Investments	2,337,245

Net Increase in Net Assets Resulting from Operations	$2,390,807

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the year or period ended			2014	(a)	2014

Operations:
Net investment income			$53,562		$86,221
Net realized gain from investment transactions			1,845,581		2,094,483
Net change in unrealized appreciation on investments			491,664		1,531,937

Net Increase in Net Assets Resulting from Operations			2,390,807		3,712,641

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(96,799)
Advisor Class Shares			-		(900)
Net realized gains
Institutional Class Shares			-		(1,278,762)
Advisor Class Shares			-		(14,010)

Decrease in Net Assets Resulting from Distributions			-		(1,390,471)

Beneficial Interest Transactions:
Shares sold			17,985,983		23,525,383
Reinvested dividends and distributions			-		417,807
Shares repurchased			(4,831,059)		(8,290,751)

Increase from Beneficial Interest Transactions			13,154,924		15,652,439

Net Increase in Net Assets			15,545,731		17,974,609

Net Assets:
Beginning of Year or Period			30,673,733		12,699,124
End of Year or Period			$46,219,464		$30,673,733

Undistributed Net Investment Income			$53,561		$-
	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,466,254	$17,693,408	2,083,190		$23,063,850
Reinvested dividends and distributions	-	-	37,077		407,803
Shares repurchased	(396,991)	(4,771,287)	(732,530)		(8,219,734)
Net Increase in Beneficial Interest	1,069,263	$12,922,121	1,387,737		$15,251,919

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	24,798	$292,575	41,280		$461,533
Reinvested dividends and distributions	-	-	910		10,004
Shares repurchased	(5,143)	(59,772)	(6,312)		(71,017)
Net Increase in Beneficial Interest	19,655	$232,803	35,878		$400,520

(a) Unaudited.

See Notes to Financial Statements

Rx Tactical Rotation Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.74		$10.67		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.01		0.04	(g)	(0.01)
Net realized and unrealized gain on investments	0.74		1.60		0.75

Total from Investment Operations	0.75		1.64		0.74

Less Distributions:
From net investment income	-		(0.04)		(0.07)
From net realized gains	-		(0.53)		-

Total Distributions	-		(0.57)		(0.07)

Net Asset Value, End of Period	$12.49		$11.74		$10.67

Total Return (c)	6.39%	(b)	15.71%		7.46%	(b)

Net Assets, End of Period (in thousands)	$45,386		$30,116		$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.98%	(a)	1.25%		1.20%	(a)
Net Expenses to Average Net Assets (d)	1.79%	(a)	1.25%		1.20%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	0.45%	(a)	0.36%		(0.33)%	(a)

Portfolio turnover rate	184.29%	(b)	394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Tactical Rotation Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(i)	2014		2013	(f)

Net Asset Value, Beginning of Period	$11.69		$10.65		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)		(0.09)	(g)(h)	(0.02)
Net realized and unrealized gain on investments	0.69		1.69		0.73

Total from Investment Operations	0.68		1.60		0.71

Less Distributions:
From net investment income	-		(0.03)		(0.06)
From net realized gains	-		(0.53)		-

Total Distributions	-		(0.56)		(0.06)

Net Asset Value, End of Period	$12.37		$11.69		$10.65

Total Return (c)	5.82%	(b)	558.00%		7.15%	(b)

Net Assets, End of Period (in thousands)	$833		$558		$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.98%	(a)	2.25%		2.20%	(a)
Net Expenses to Average Net Assets (d)	2.79%	(a)	2.25%		2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(1.51)%	(a)	(0.78)%		(2.19)%	(a)

Portfolio turnover rate	184.29%	(b)	394.35%		98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(i) Unaudited.

See Notes to Financial Statements

Rx Tax Advantaged Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED NOTE - 8.20%
* iPath US Treasury 10-Year Bear ETN		9,544	$214,740

Total Exchange Traded Note (Cost $302,264)			214,740

OPEN-END FUNDS - 82.76%
BlackRock Municipal Series Trust - BlackRock Strategic Municipal
Opportunities Fund		38,995	444,151
Columbia Funds Series Trust I - Columbia High Yield Municipals Fund		6,961	74,271
Northern High Yield Municipal Fund		8,205	72,616
Nuveen All-American Municipal Bond Fund		38,907	452,104
Nuveen High Yield Municipal Bond Fund		4,562	78,239
Oppenheimer Rochester AMT-Free Municipals Fund		10,986	76,352
Oppenheimer Rochester Minnesota Municipal Fund		34,496	452,248
Oppenheimer Rochester National Municipals		10,789	77,031
Oppenheimer Rochester Short Term Municipal Fund		117,210	440,711

Total Open-End Funds (Cost $2,086,269)			2,167,723

SHORT-TERM INVESTMENT - 7.88%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	206,508	206,508

Total Short-Term Investment (Cost $206,508)			206,508

Total Value of Investments (Cost $2,595,041) - 98.84%			$2,588,971

Other Assets Less Liabilities - 1.16%			30,443

Net Assets - 100.00%			$2,619,414

§ Represents 7 day effective yield
* Non-income producing investment

Summary of Investments

	% of Net Assets	Value
Exchange Traded Note	8.20%	$214,740
Open-End Funds	82.76%	2,167,723
Short-Term Investment	7.88%	206,508
Other Assets Less Liabilities	1.16%	30,443
Total	100.00%	$2,619,414

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $2,595,041)	$2,588,971
Receivables:
Fund shares sold	23
Dividends and interest	2,007
Due from Advisor	16,554
Prepaid Expenses:
Audit fees	6,284
Registration and filing expenses	3,368
Fund accounting fees	3,164
Compliance fees	1,151
Legal fees	1,127
Shareholder servicing expenses	664

Total assets	2,623,313

Liabilities:
Accrued expenses
Custody fees	1,609
Printing expenses	1,062
Securities pricing fees	574
Other operating expenses	300
Administration fees	96
Transfer agent fees	87
Distribution and service fees - Advisor Class Shares	66
Trustee fees and meeting expenses	55
Registration and filing administration fees	50

Total liabilities	3,899

Total Net Assets	$2,619,414

Net Assets Consist of:
Paid in Interest	$2,876,392
Undistributed net investment income	5,006
Accumulated net realized loss on investments	(255,915)
Net unrealized depreciation on investments	(6,069)

Total Net Assets	$2,619,414

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	268,830
Net Assets	$2,541,652
Net Asset Value, Offering Price and Redemption Price Per Share	$9.45

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	8,229
Net Assets	$77,762
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.45

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$38,906
Interest	19

Total Investment Income	38,925

Expenses:
Fund accounting fees	8,513
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,716
Administration fees (note 2)	6,095
Advisory fees (note 2)	5,715
Other operating expenses	5,069
Registration and filing administration fees	4,223
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Custody fees	3,295
Compliance fees	1,561
Printing expenses	1,072
Security pricing fees	1,014
Shareholder servicing expenses	507
Distribution and service fees - Advisor Class Shares (note 3)	343

Total Expenses	67,470

Expenses reimbursed by advisor (note 2)	(45,484)
Advisory fees waived (note 2)	(5,683)

Net Expenses	16,303

Net Investment Income	22,622

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investment transactions	1,313
Net change in unrealized depreciation on investments	(18,061)

Net Realized and Unrealized Loss on Investments	(16,748)

Net Increase in Net Assets Resulting from Operations	$5,874

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the year or period ended			2014	(a)	2014

Operations:
Net investment income			$22,622		$78,821
Net realized gain (loss) on investment transactions			1,313		(257,438)
Net change in unrealized appreciation (depreciation) on investments			(18,061)		50,522

Net Increase (Decrease) in Net Assets Resulting from Operations			5,874		(128,095)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(20,894)		(80,273)
Advisor Class Shares			(258)		(840)

Decrease in Net Assets Resulting from Distributions			(21,152)		(81,113)

Beneficial Interest Transactions:
Shares sold			536,259		530,146
Reinvested dividends and distributions			8,510		23,695
Shares repurchased			(324,666)		(1,666,308)
Increase (Decrease) from Beneficial Interest Transactions			220,103		(1,112,467)

Net Increase (Decrease) in Net Assets			204,825		(1,321,675)

Net Assets:
Beginning of Year or Period			2,414,589		3,736,264
End of Year or Period			$2,619,414		$2,414,589

Undistributed Net Investment Income			$5,006		$3,537

	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	54,042	$516,115	49,898		$471,710
Reinvested dividends and distributions	824	8,258	2,441		22,862
Shares repurchased	(33,983)	(324,666)	(174,770)		(1,625,431)
Net Increase (Decrease) in Beneficial Interest	20,883	$199,707	(122,431)		$(1,130,859)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	2,113	$20,145	6,240		$58,436
Reinvested dividends and distributions	26	251	89		833
Shares repurchased	-	-	(4,409)		(40,877)
Net Increase in Beneficial Interest	2,139	$20,396	1,920		$18,392

(a) Unaudited.

See Notes to Financial Statements

Rx Tax Advantaged Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.50		$9.98		$10.00

Income (Loss) from Investment Operations
Net investment income	0.09		0.24	(g)	0.12
Net realized and unrealized loss on investments	(0.06)		(0.47)		(0.04)

Total from Investment Operations	0.03		(0.23)		0.08

Less Distributions:
From net investment income	(0.08)		(0.25)		(0.10)

Total Distributions	(0.08)		(0.25)		(0.10)

Net Asset Value, End of Period	$9.45		$9.50		$9.98

Total Return (c)	0.33%	(b)	(2.20)%		0.83%	(b)

Net Assets, End of Period (in thousands)	$2,541		$2,357		$3,695

Ratios of:
Gross Expenses to Average Net Assets (d)	5.37%	(a)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.30%	(a)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	1.93%	(a)	2.61%		2.26%	(a)

Portfolio turnover rate	3.47%	(b)	164.02%		23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Tax Advantaged Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.51		$9.97		$10.00

Income (Loss) from Investment Operations
Net investment income	0.07		0.15	(g)	0.08
Net realized and unrealized loss on investments	(0.09)		(0.45)		(0.07)

Total from Investment Operations	(0.02)		(0.30)		0.01

Less Distributions:
From net investment income	(0.04)		(0.16)		(0.04)

Total Distributions	(0.04)		(0.16)		(0.04)

Net Asset Value, End of Period	$9.45		$9.51		$9.97

Total Return (c)	(0.13)%	(b)	(2.99)%		0.08%	(b)

Net Assets, End of Period (in thousands)	$78		$58		$42

Ratios of:
Gross Expenses to Average Net Assets (d)	6.37%	(a)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.30%	(a)	1.70%		1.70%	(a)
Net Investment Income to Average Net Assets (e)	1.92%	(a)	1.61%		1.33%	(a)

Portfolio turnover rate	3.47%	(b)	164.02%		23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements

Rx Traditional Equity Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 96.50%
iShares Core S&P 500 ETF		14,028	$2,925,960
iShares MSCI BRIC ETF		7,661	287,900
iShares MSCI EAFE Growth ETF		11,842	816,624
iShares MSCI EAFE Value ETF		5,379	289,552
iShares MSCI Emerging Markets ETF		6,920	287,180
iShares MSCI EMU ETF		7,531	292,579
iShares Russell 1000 Value ETF		11,170	1,166,707
iShares Russell 1000 Growth ETF		30,229	2,933,724
iShares Russell 2000 Value ETF		13,035	1,299,590
iShares Russell 2000 Growth ETF		2,088	289,543
iShares Micro-Cap ETF		3,921	288,429
iShares Russell Mid-Cap Growth ETF		20,916	1,962,548
iShares Russell Mid-Cap Value ETF		3,958	291,744
iShares Short Treasury Bond ETF		13,295	1,465,907

Total Exchange Traded Products (Cost $13,908,283)			14,597,987

SHORT-TERM INVESTMENT - 1.28%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	194,057	194,057

Total Short-Term Investment (Cost $194,057)			194,057

Total Value of Investments (Cost $14,102,340) - 97.78%			$14,792,044

Other Assets Less Liabilities - 2.22%			336,055

Net Assets - 100.00%			$15,128,099

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	96.50%	$14,597,987
Short-Term Investment	1.28%	194,057
Other Assets Less Liabilities	2.22%	336,055
Total	100.00%	$15,128,099

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $14,102,340)	$14,792,044
Receivables:
Fund shares sold	4,298,619
Dividends and interest	9
Due from Advisor	8,218
Prepaid Expenses:
Audit fees	6,285
Registration and filing expenses	5,125
Fund accounting fees	3,156
Shareholder servicing expenses	1,378
Compliance fees	1,151
Legal fees	1,139

Total assets	19,117,124

Liabilities:
Payables:
Investments purchased	3,984,523
Fund shares purchased	72
Accrued expenses
Custody fees	2,110
Printing expenses	1,063
Securities pricing fees	398
Distribution and service fees - Advisor Class Shares	329
Other operating expenses	206
Administration fees	126
Transfer agent fees	87
Registration and filing administration fees	56
Trustee fees and meeting expenses	55

Total liabilities	3,989,025

Net Assets	$15,128,099

Net Assets Consist of:
Paid in Interest	$13,585,203
Undistributed net investment income	17,021
Accumulated net realized gain on investment transactions	836,170
Net unrealized appreciation on investments	689,705

Total Net Assets	$15,128,099

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,111,813
Net Assets	14,725,869
Net Asset Value, Offering Price and Redemption Price Per Share	$13.24

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	30,410
Net Assets	402,230
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.23

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).
See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$74,514
Interest	137

Total Investment Income	74,651

Expenses:
Advisory fees (note 2)	22,814
Fund accounting fees	8,893
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,717
Administration fees (note 2)	6,126
Other operating expenses	5,069
Registration and filing administration fees	4,540
Custody fees	4,055
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Compliance fees	1,561
Distribution and service fees - Advisor Class Shares (note 3)	1,328
Printing expenses	1,071
Security pricing fees	1,014
Shareholder servicing expenses	507

Total Expenses	87,042

Expenses reimbursed by advisor (note 2)	(8,239)
Advisory fees waived (note 2)	(21,740)

Total Expenses	57,063

Net Investment Income	17,588

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	784,863
Net change in unrealized depreciation on investments	(561,876)

Net Realized and Unrealized Gain on Investments	222,987

Net Increase in Net Assets Resulting from Operations	$240,575

See Notes to Financial Statements

Rx Traditional Equity Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the year or period ended			2014	(a)	2014

Operations:
Net investment income			$17,588		$47,571
Net realized gain from investment transactions			784,863		51,307
Net change in unrealized appreciation (depreciation) on investments			(561,876)		875,299

Net Increase in Net Assets Resulting from Operations			240,575		974,177

Distributions to Shareholders: (note 4)
Net investment income
Institutional Class Shares			-		(47,974)
Advisor Class Shares			-		(437)

Decrease in Net Assets Resulting from Distributions			-		(48,411)

Beneficial Interest Transactions:
Shares sold			7,556,817		6,224,535
Reinvested dividends and distributions			-		13,862
Shares repurchased			(1,927,717)		(2,489,988)

Increase from Beneficial Interest Transactions			5,629,100		3,748,409

Net Increase in Net Assets			5,869,675		4,674,175

Net Assets:
Beginning of Year or Period			9,258,424		4,584,249
End of Year or Period			$15,128,099		$9,258,424

Accumulated Net Investment Income (Loss)			$17,021		$(566)
	Period Ended		Year Ended
Share Information:	November 30,2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	554,171	$7,307,497	494,482		$6,077,369
Reinvested dividends and distributions	-	-	1,093		13,617
Shares repurchased	(144,866)	(1,894,201)	(198,307)		(2,461,398)
Net Increase in Beneficial Interest	409,305	$5,413,296	297,268		$4,160,754

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	19,311	$249,320	11,772		$147,166
Reinvested dividends and distributions	-	-	20		246
Shares repurchased	(2,635)	(33,516)	(2,334)		(28,591)
Net Increase in Beneficial Interest	16,676	$215,804	9,458		$118,821

(a) Unaudited.

See Notes to Financial Statements

Rx Traditional Equity Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$12.93		$11.19		$10.00

Income from Investment Operations
Net investment income	0.01		0.09	(g)	0.02
Net realized and unrealized gain on investments	0.30		1.74		1.22

Total from Investment Operations	0.31		1.83		1.24

Less Distributions From:
Net investment income	-		(0.09)		(0.05)

Total Distributions	-		(0.09)		(0.05)

Net Asset Value, End of Period	$13.24		$12.93		$11.19

Total Return (c)	2.55%	(b)	16.36%		12.41%	(b)

Net Assets, End of Period (in thousands)	$14,726		$9,080		$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.11%	(a)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.38%	(a)	0.72%		0.57%	(a)

Portfolio turnover rate	0.00%	(b)	3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Traditional Equity Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(i)	2014		2013	(f)

Net Asset Value, Beginning of Period	$12.97		$11.28		$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)		(0.03)	(g)(h)	(0.01)
Net realized and unrealized gain on investments	0.27		1.80	(h)	1.32

Total from Investment Operations	0.26		1.77		1.31

Less Distributions From:
Net investment income	-		(0.08)		(0.03)

Total Distributions	-		(0.08)		(0.03)

Net Asset Value, End of Period	$13.23		$12.97		$11.28

Total Return (c)	2.08%	(b)	15.72%		13.12%	(b)

Net Assets, End of Period (in thousands)	$402		$178		$48

Ratios of:
Gross Expenses to Average Net Assets (d)	2.70%	(a)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.11%	(a)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.94)%	(a)	(0.28)%		(0.87)%	(a)

Portfolio turnover rate	0.00%	(b)	3.26%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(i) Unaudited.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2014
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 88.99%
Guggenheim Enhanced Short Duration ETF		15,957	$799,925
iShares Agency Bond ETF		14,518	1,646,341
iShares Government/Credit Bond ETF		2,594	296,209
iShares iBoxx $ High Yield Corporate Bond ETF		2,194	199,939
iShares International Treasury Bond ETF		985	96,323
iShares MBS ETF		15,886	1,742,059
iShares Short Treasury Bond ETF		6,025	664,317
iShares TIPS Bond ETF		2,596	294,023
SPDR Barclays Convertible Securities ETF		4,249	213,767
SPDR Barclays Investment Grade Floating Rate ETF		47,502	1,454,036
Vanguard Total Bond Market ETF		16,621	1,377,382

Total Exchange Traded Products (Cost $8,698,403)			8,784,321

SHORT-TERM INVESTMENT - 11.18%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	1,103,872	1,103,872

Total Short-Term Investment (Cost $1,103,872)			1,103,872

Total Value of Investments (Cost $9,802,275) - 100.17%			$9,888,193

Liabilities in Excess of Other Assets - (0.17)%			(16,932)

Net Assets - 100.00%			$9,871,261

§ Represents 7 day effective yield

The following acronym is used in this portfolio:
ETF - Exchange Traded Fund

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	88.99%	$8,784,321
Short-Term Investment	11.18%	1,103,872
Liabilities in Excess of Other Assets	-0.17%	(16,932)
Total	100.00%	$9,871,261

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2014

Assets:
Investments, at value (cost $9,802,275)	$9,888,193
Receivables:
Fund shares sold	250
Dividends and interest	26
Due from Advisor	9,642
Prepaid Expenses:
Audit fees	6,286
Registration and filing expenses	4,895
Fund accounting fees	3,161
Shareholder servicing expenses	1,354
Compliance fees	1,151
Legal fees	1,146

Total assets	9,916,104

Liabilities:
Payables:
Fund shares purchased	40,460
Accrued expenses
Custody fees	2,234
Printing expenses	1,063
Advisory fees	489
Other operating expenses	184
Distribution and service fees - Advisor Class Shares	104
Transfer agent fees	87
Administration fees	67
Trustee fees and meeting expenses	55
Registration and filing administration fees	54
Securities pricing fees	46

Total liabilities	44,843

Total Net Assets	$9,871,261

Net Assets Consist of:
Paid in Interest	$10,639,253
Accumulated net investment loss	(700)
Accumulated net realized loss on investment transactions	(853,210)
Net unrealized appreciation on investments	85,918

Total Net Assets	$9,871,261

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,022,272
Net Assets	$9,746,066
Net Asset Value, Offering Price and Redemption Price Per Share	$9.53

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	13,185
Net Assets	$125,195
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.50

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2014

Investment Income:
Dividends	$84,427
Interest	85

Total Investment Income	84,512

Expenses:
Advisory fees (note 2)	25,593
Fund accounting fees	8,955
Transfer agent fees	7,887
Registration and filing expenses	7,350
Audit fees	6,717
Administration fees (note 2)	6,146
Other operating expenses	5,069
Registration and filing administration fees	4,641
Custody fees	4,179
Legal fees	4,055
Trustee fees and meeting expenses	4,055
Compliance fees	1,561
Printing expenses	1,071
Security pricing fees	1,014
Distribution and service fees - Advisor Class Shares (note 3)	626
Shareholder servicing expenses	507

Total Expenses	89,426

Expenses reimbursed by advisor (note 2)	(9,642)
Advisory fees waived (note 2)	(16,742)

Net Expenses	63,042

Net Investment Income	21,470

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investment transactions	85,827
Net change in unrealized depreciation on investments	(100,777)

Net Realized and Unrealized Loss on Investments	(14,950)

Net Increase in Net Assets Resulting from Operations	$6,520

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statements of Changes in Net Assets

			November 30,		May 31,
For the year or period ended			2014	(a)	2014

Operations:
Net investment income			$21,470		$74,404
Net realized gain (loss) on investment transactions			85,827		(939,037)
Net change in unrealized appreciation (depreciation) on investments			(100,777)		645,306

Net Increase (Decrease) in Net Assets Resulting from Operations			6,520		(219,327)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(16,474)		(80,040)
Advisor Class Shares			-		(60)

Decrease in Net Assets Resulting from Distributions			(16,474)		(80,100)

Beneficial Interest Transactions:
Shares sold			1,769,247		10,184,786
Reinvested dividends and distributions			3,365		16,753
Shares repurchased			(4,540,589)		(15,069,812)

Decrease from Beneficial Interest Transactions			(2,767,977)		(4,868,273)

Net Decrease in Net Assets			(2,777,931)		(5,167,700)

Net Assets:
Beginning of Year or Period			12,649,192		17,816,892
End of Year or Period			$9,871,261		$12,649,192

Accumulated Net Investment Loss			$(700)		$(5,696)

	Period Ended		Year Ended
Share Information:	November 30, 2014		May 31, 2014
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	184,115	$1,757,894	1,061,972		$10,044,925
Reinvested dividends and distributions	364	3,365	1,772		16,703
Shares repurchased	(474,818)	(4,533,443)	(1,590,531)		(14,990,557)
Net Decrease in Beneficial Interest	(290,339)	$(2,772,184)	(526,787)		$(4,928,929)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	1,196	$11,353	14,728		$139,861
Reinvested dividends and distributions	-	-	5		50
Shares repurchased	(754)	(7,146)	(8,379)		(79,255)
Net Increase in Beneficial Interest	442	$4,207	6,354		$60,656

(a) Unaudited.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Financial Highlights - Institutional Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(h)	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.54		$9.65		$10.00

Income (Loss) from Investment Operations
Net investment income	0.01		0.04	(g)	0.06
Net realized and unrealized loss on investments	(0.01)		(0.11)		(0.35)

Total from Investment Operations	0.00		(0.07)		(0.29)

Less Distributions:
From net investment income	(0.01)		(0.04)		(0.06)

Total Distributions	(0.01)		(0.04)		(0.06)

Net Asset Value, End of Period	$9.53		$9.54		$9.65

Total Return (c)	0.03%	(b)	(0.74)%		(2.93)%	(b)

Net Assets, End of Period (in thousands)	$9,746		$12,528		$17,755

Ratios of:
Gross Expenses to Average Net Assets (d)	1.58%	(a)	0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.11%	(a)	0.70%		0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.39%	(a)	0.41%		0.95%	(a)

Portfolio turnover rate	40.41%	(b)	174.90%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Calculated using the average shares method.
(h) Unaudited.

See Notes to Financial Statements					(Continued)

Rx Traditional Fixed Income Fund

Financial Highlights - Advisor Class Shares

For a share outstanding during each of the	November 30,		May 31,
fiscal years or periods ended	2014	(j)	2014		2013	(f)

Net Asset Value, Beginning of Period	$9.54		$9.68		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.03)		(0.06)	(h)(i)	0.01
Net realized and unrealized loss on investments	(0.01)		(0.08)		(0.31)

Total from Investment Operations	(0.04)		(0.14)		(0.30)

Less Distributions:
From net investment income	-		0.00	(g)	(0.02)

Total Distributions	-		0.00		(0.02)

Net Asset Value, End of Period	$9.50		$9.54		$9.68

Total Return (c)	(0.42)%	(b)	(1.40)%		(3.00)%	(b)

Net Assets, End of Period (in thousands)	$125		$122		$62

Ratios of:
Gross Expenses to Average Net Assets (d)	2.58%	(a)	1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.11%	(a)	1.70%		1.70%	(a)
Net Investment Income (Loss) to Average Net Assets (e)	(0.65)%	(a)	(0.59)%		0.13%	(a)

Portfolio turnover rate	40.41%	(b)	174.90%		0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to
May 31, 2013.
(g) Less than $0.01 per share.
(h) Calculated using the average shares method.
(i)	The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(j) Unaudited.

See Notes to Financial Statements

RiskX Funds

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The RiskX Funds ("Funds") are a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  Each Fund is a separate, diversified series of the Trust.

The Funds principally invests in other mutual funds, exchange traded funds, and common stocks.  The Funds' investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve each Fund's investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 ("Portfolio Funds").  Although each Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, and/or service fees in excess of 0.25%.
Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Advisor Class Shares
Dividend Income Fund	September 20, 2012	September 26, 2012
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Dynamic Total Return Fund	October 2, 2009	February 25, 2011
Fundamental Growth Fund	October 17, 2013	November 4, 2013
High Income Fund	September 20, 2012	September 26, 2012
Non Traditional Fund	September 20, 2012	September 26, 2012
Premier Managers Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012
Tax Advantaged Fund	September 20, 2012	September 26, 2012
Traditional Equity Fund	September 20, 2012	September 26, 2012
Traditional Fixed Income Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").
Investment Valuation
Each Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund's net asset value calculation) or which cannot be accurately valued using each Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using each Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

The Non Traditional Fund invests a portion of its assets in a Hedge Fund. The Hedge Fund measures its investment assets at fair value, and reports a daily NAV per share. In accordance with Accounting Standards Codification ('ASC") 820, the Fund has elected to apply the practical expedient and to value its investment in the Hedge Fund at its respective NAV each day.  As of November 30, 2014, all of the Non Traditional Fund's investments in Hedge Funds were valued at the respective NAVs of the Hedge Funds.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including each Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of November 30, 2014 for each Fund's investments measured at fair value:

Dividend Income Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$1,997,321	$1,997,321	$	- -	$	- -
Open-End Fund	4,246,030	4,246,030		- -		- -
Short-Term Investment	467,242	467,242		-		- -
Total	$6,710,593	$6,710,593		$--		$-

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Dynamic Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$23,006,578	$23,006,578	$	- -	$	- -
Short-Term Investment	893,509	893,509		-		- -
Total	$23,900,087	$23,900,087		$-		$-

Dynamic Total Return Fund
Assets	Total	Level 1		Level 2		Level 3
Open-End Funds	$12,038,088	$12,038,088	$	- -	$	- -
Short-Term Investment	52,543	52,543		-		- -
Total	$12,090,631	$12,090,631		$-		$-

Fundamental Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$36,357,976	$36,357,976	$	- -	$	- -
Master Limited Partnership	482,604	482,604		-		-
Short-Term Investment	109,257	109,257		- -		- -
Total	$36,949,837	$36,949,837		$-		$-

High Income Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks*	$2,429,207	$2,429,207	$	- -	$	- -
Open-End Funds	19,237,668	19,237,668		-		-
Master Limited Partnership	95,370	95,370		-		-
Short-Term Investment	1,393,571	1,393,571		- -		- -
Total	$23,155,816	$23,155,816		$-		$-

Non Traditional Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$724,304	$724,304	$	- -	$	- -
Open-End Funds	8,346,654	8,346,654		- -		- -
Hedge Fund	852,727			852,727		-
Short-Term Investment	625,868	625,868		- -		- -
Total	$10,549,553	$9,696,826		$852,727	$	- -

Premier Managers Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stock*	$2,368,037	$2,368,037	$	- -	$	- -
Open-End Funds	9,134,173	9,134,173		- -		- -
Short-Term Investment	355,985	355,985		- -		- -
Total	$11,858,195	$11,858,195	$	- -	$	- -

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Tactical Rotation Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$45,217,484	$45,217,484	$	- -	$	- -
Short-Term Investment	1,170,939	1,170,939		-		- -
Total	$46,388,423	$46,388,423	$	- -	$	- -

Tax Advantaged Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Note	$214,740	$214,740	$	- -	$	- -
Open-End Funds	2,167,723	2,167,723		- -		- -
Short-Term Investment	206,508	206,508		-		- -
Total	$2,588,971	$2,588,971		$-	$	- -

Traditional Equity Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$14,597,987	$14,597,987	$	- -	$	- -
Short-Term Investment	194,057	194,057		- -		- -
Total	$14,792,044	$14,792,044	$	- -	$	- -

Traditional Fixed Income Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$8,784,321	$8,784,321	$	- -	$	- -
Short-Term Investment	1,103,872	1,103,872		-		- -
Total	$9,888,193	$9,888,193	$	- -	$	- -

*Refer to the Schedules of Investments for a breakdown by sector.
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the period ended November 30, 2014.  It is the Funds' policy to recognize transfers at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rate and amounts paid to the Advisor for each Fund during the six month period ended November 30, 2014:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived
Dividend Income Fund	0.45%	$ 26,717	$ 26,566
Dynamic Growth Fund	0.45%	56,385	-
Dynamic Total Return Fund	0.45%	24,611	17,881
Fundamental Growth Fund	1.00%	130,246	58,207
High Income Fund	0.45%	47,919	-
Non Traditional Fund	0.45%	21,940	13,444
Premier Managers Fund	0.45%	16,549	13,244
Tactical Rotation Fund	1.00%	170,504	24,019
Tax Advantaged Fund	0.45%	5,715	5,683
Traditional Equity Fund	0.45%	22,814	21,740
Traditional Fixed Income Fund	0.45%	25,593	16,742

The Advisor has engaged Navellier & Associates, Inc. and Forward Management, LLC to act as sub-advisors to provide day to day portfolio management for the Fundamental Growth Fund and the Dividend Income Fund, respectively.  Both sub-advisors are paid directly by the Advisor.

Advisor
Effective June 1, 2014, the Advisor terminated the Operating Plan between the Advisor and the Administrator.  Also effective June 1, 2014, the Advisor entered into an Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of each Fund through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.  The Advisor cannot recoup from the Funds any amounts paid by the Advisor under the Expense Limitation Agreement.  Further, net annual operating expenses for the Funds may exceed those contemplated by the waiver due to acquired fund fees and other expenses that are not waived under the Expense Limitation Agreement.
Effective October 1, 2014, the Advisor entered into another Expense Limitation Agreement with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments und the Rule 12b-1 distribution plan) based on the below fee schedule through August 31, 2015.  The Expense Limitation Agreement may not be terminated prior to that date.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Below is the Operating Expense Limitation Schedule as of the period ended November 30, 2014:
Fund	Operating Expense Limit (Including Acquired Fund Fees and Expenses)
Dividend Income Fund	1.88%
Dynamic Growth Fund	1.40%
Dynamic Total Return Fund	1.30%
Fundamental Growth Fund	1.10%
High Income Fund	1.44%
Non Traditional Fund	1.99%
Premier Managers Fund	1.48%
Tactical Rotation Fund	1.45%
Tax Advantaged Fund	1.26%
Traditional Equity Fund	1.10%
Traditional Fixed Income Fund	1.10%

Administrator
The Funds pay a monthly fee to the Administrator based upon the average daily net assets of the Funds and calculated at the annual rates as shown in the schedule below subject to a minimum of $1,000 per month.  The Administrator also receives a fee as to procure and pay the Funds' custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees	Custody Fees			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%
Over $1 billion	0.040%

See the table below for amounts paid to the Administrator by each Fund as of the six month period ended November 30, 2014:

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Fund	Amount Incurred
Dividend Income Fund	$ 6,117
Dynamic Growth Fund	12,595
Dynamic Total Return Fund	6,126
Fundamental Growth Fund	13,025
High Income Fund	9,969
Non Traditional Fund	6,120
Premier Managers Fund	6,139
Tactical Rotation Fund	17,050
Tax Advantaged Fund	6,095
Traditional Equity Fund	6,126
Traditional Fixed Income Fund	6,146

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Funds.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. See the table below for the amounts incurred by each Fund:

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Fund	Amount Incurred
Dividend Income Fund	$ 631
Dynamic Growth Fund	6,065
Dynamic Total Return Fund	4,207
Fundamental Growth Fund	2,971
High Income Fund	3,423
Non Traditional Fund	1,264
Premier Managers Fund	959
Tactical Rotation Fund	3,412
Tax Advantaged Fund	343
Traditional Equity Fund	1,328
Traditional Fixed Income Fund	626

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Dividend Income Fund	$ 1,588,672	$ -
Dynamic Growth Fund	36,320,680	37,540,164
Dynamic Total Return Fund	6,802,452	4,539,671
Fundamental Growth Fund	28,777,809	12,780,194
High Income Fund	9,148,772	2,174,862
Non Traditional Fund	3,414,158	2,466,742
Premier Managers Fund	5,642,461	-
Tactical Rotation Fund	66,765,702	53,774,160
Tax Advantaged Fund	150,397	70,522
Traditional Equity Fund	6,465,956	6,001,756
Traditional Fixed Income Fund	4,855,793	6,974,552

There were no long-term purchases or sales of U.S. Government Obligations during the six month period ended November 30, 2014.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds have reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of November 30, 2014, open taxable years consisted of the taxable year / period ended May 31, 2012, May 31, 2013, and May 31, 2014. No examination of tax returns is currently in progress for any of the Funds.

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

Distributions during the period ended November 30, 2014 were characterized for tax purposes as follows:

		Distributions from
Fund	Six month period ended	Ordinary Income
Dividend Income Fund	11/30/2014	$ 80,475
	05/31/2014	161,036
Dynamic Growth Fund	11/30/2014	-
	05/31/2014	1,145,063
Dynamic Total Return Fund	11/30/2014	63,122
	05/31/2014	119,609
Fundamental Growth Fund	11/30/2014	-
	5/31/2014	-
High Income Fund	11/30/2014	362,456
	5/31/2014	726,078
Non Traditional Fund	11/30/2014	-
	5/31/2014	31,168
Premier Managers Fund	11/30/2014	-
	5/31/2014	66,927
Tactical Rotation Fund	11/30/2014	-
	5/31/2014	1,390,471
Tax Advantaged Fund	11/30/2014	21,152
	5/31/2014	81,113
Traditional Equity Fund	11/30/2014	-
	5/31/2014	48,411
Traditional Fixed Income Fund	11/30/2014	16,474
	5/31/2014	80,100

At November 30, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dividend Income Fund	Dynamic Growth Fund	Dynamic Total Return Fund	Fundamental Growth Fund	High Income Fund
Cost of Investments	$6,652,457	$21,261,771	$12,131,859	$33,034,164	$23,730,648

Unrealized Appreciation	261,246	2,910,068	17,783	4,479,381	278,725
Unrealized Depreciation	(203,111)	(271,753)	(59,014)	(563,707)	(853,557)
Net Unrealized Appreciation	58,135	2,638,315	(41,231)	3,915,674	(574,832)

Accumulated Net Investment Income	-	199,812	949	-	24,072

Distributable Earnings/Accumulated Deficit	$58,135	$2,838,127	$(40,282)	$3,915,674	$(550,760)

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

	Non Traditional Fund	Premier Managers Fund	Tactical Rotation Fund	Tax Advantaged Fund	Traditional Equity Fund
Cost of Investments	$10,635,588	$11,198,149	$44,007,335	$2,595,041	$14,102,340

Unrealized Appreciation	94,995	660,045	2,415,684	81,454	692,168
Unrealized Depreciation	(181,030)	-	(34,596)	(87,524)	(2,463)
Net Unrealized Appreciation (Depreciation)	(86,035)	660,045	2,381,088	(6,070)	689,705

Accumulated Net Investment Income	74,201	-	53,561	5,006	17,021

Distributable Earnings/Accumulated Deficit	$(11,834)	$660,045	$2,434,649	$(1,004)	$706,726

Traditional Fixed Income Fund
Cost of Investments	$9,802,275

Unrealized Appreciation	97,115
Unrealized Depreciation	(11,197)
Net Unrealized Appreciation	85,918

Accumulated Net Investment Income	-

Distributable Earnings	$85,918

6.	Affiliated Investments

During the period ended November 30, 2014, the following portfolio company is considered to have been an affiliate of the Dividend Income Fund.  This portfolio company is deemed to be an affiliate due to the fact that the sub-advisor of the Dividend Income Fund is also a manager of the portfolio company.  Transactions in this company during the period ended November 30, 2014 were as follows:

Forward International Dividend Fund
5/31/14 Value	$ 362,512
Purchases	2,840,878
Change in Unrealized Appreciation	(270,916)
11/30/14 Value	$ 2,932,474
Dividend Income	$ 70,522
Shares held as of 11/30/14	554,312

(Continued)

RiskX Funds

Notes to Financial Statements
(Unaudited)

7.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

8.   Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions

Each of the Funds below paid the following per share net investment income distributions related to the period ended December 16, 2014.  The record date of the distributions was December 15, 2014, and the ex date and payable date was December 16, 2014.

	Institutional Class Shares	Advisor Class Shares
Rx Dynamic Growth Fund	$0.10732	$0.10732
Rx Dynamic Total Return Fund	$0.00738	$0.00738
Rx High Income Fund	$0.10795	$0.10236
Rx Non Traditional Fund	$0.07668	$0.07668
Rx Premier Managers Fund	$0.33192	$0.33192
Rx Tax Advantaged Fund	$0.03160	$0.03160
Rx Traditional Fixed Income Fund	$0.00496	$ -

Each of the Funds below paid the following per share net investment income distributions related to the period ended December 31, 2014.  The record date of the distributions was December 30, 2014, and the ex date and payable date was December 31, 2014.

	Institutional Class Shares	Advisor Class Shares
Rx Dividend Income Fund	$0.11928	$0.11444
Rx Dynamic Total Return Fund	$0.02217	$0.01795
Rx High Income Fund	$0.03844	$0.03419
Rx Non Traditional Fund	$0.03379	$0.02956
Rx Tactical Rotation Fund	$0.05868	$0.05348
Rx Tax Advantaged Fund	$0.02880	$0.02451
Rx Traditional Equity Fund	$0.05740	$0.05185
Rx Traditional Fixed Income Fund	$0.04547	$0.04132

Each of the Funds below paid the following per share capital gain distributions related to the period ended December 31, 2014.  The record date of the distributions was December 15, 2014, and the ex date and payable date was December 16, 2014.

	Short-Term Capital Gains	Long-Term Capital Gains
Rx Dividend Income Fund	$0.02648	$0.00062
Rx Dynamic Growth Fund	$0.59289	$0.35176
Rx Dynamic Total Return Fund	$0.00772	$ -

RiskX Funds

Notes to Financial Statements
(Unaudited)

Rx High Income Fund	$0.25289	$0.05166
Rx Non Traditional Fund	$0.04294	$0.04505
Rx Premier Managers Fund	$ -	$0.11486
Rx Tactical Rotation Fund	$0.50496	$ -
Rx Traditional Equity Fund	$ -	$0.44042

RiskX Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.

Each of the funds listed below had the following per share distribution information for the period ended November 30, 2014.

Ordinary Income	Insitutional Class Shares	Advisor Class Shares
Rx Dividend Income Fund	$0.08646	$ -
Rx Dynamic Growth Fund	$ -	$ -
Rx Dynamic Total Return Fund	$0.00654	$ -
Rx High Income Fund	$0.01027	$0.00148
Rx Non Traditional Fund	$ -	$ -
Rx Premier Managers Fund	$ -	$ -
Rx Tactical Rotation Fund	$ -	$ -
Rx Tax Advantaged Fund	$0.00273	$ -
Rx Traditional Equity Fund	$ -	$ -
Rx Traditional Fixed Income Fund	$0.00056	$ -

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on shares redeemed within one year of purchase date and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds' actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dividend Income Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 946.40	$9.17	1.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.64	$9.50	1.88%
Advisor Class Shares
Actual	$1,000.00	$ 940.90	$14.01	2.88%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.63	$14.52	2.88%

Dynamic Growth Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,067.50	$7.26	1.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.05	$7.08	1.40%
Advisor Class Shares
Actual	$1,000.00	$1,061.80	$12.40	2.40%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.04	$12.11	2.40%

Dynamic Total Return Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 995.20	$6.50	1.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.58	1.30%
Advisor Class Shares
Actual	$1,000.00	$ 990.60	$11.48	2.30%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.54	$11.61	2.30%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Fundamental Growth Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,097.30	$5.78	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Advisor Class Shares
Actual	$1,000.00	$1,091.30	$11.01	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

High Income Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 979.10	$7.14	1.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.28	1.44%
Advisor Class Shares
Actual	$1,000.00	$ 975.00	$12.08	2.44%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.84	$12.31	2.44%

Non Traditional Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,001.00	$ 9.98	1.99%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.09	$10.05	1.99%
Advisor Class Shares
Actual	$1,000.00	$ 996.00	$14.96	2.99%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.08	$15.07	2.99%

Premier Managers Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,030.60	$7.53	1.48%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.49	1.48%
Advisor Class Shares
Actual	$1,000.00	$1,025.70	$12.59	2.48%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.63	$12.51	2.48%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Tactical Rotation Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,063.90	$6.21	1.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$6.07	1.45%
Advisor Class Shares
Actual	$1,000.00	$1,058.20	$11.35	2.45%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.04	$11.11	2.45%

Tax Advantaged Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,033.30	$6.33	1.26%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.38	1.26%
Advisor Class Shares
Actual	$1,000.00	$ 998.70	$11.32	2.26%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.74	$11.41	2.26%

Traditional Equity Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,025.50	$5.59	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Advisor Class Shares
Actual	$1,000.00	$1,020.80	$10.64	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

Traditional Fixed Income Fund	Beginning Account Value 6/1/14	Ending Account Value 11/30/14	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,000.30	$5.52	1.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Advisor Class Shares
Actual	$1,000.00	$ 995.80	$10.51	2.10%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%

*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

The RiskX Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	101 South 108th Avenue
Post Office Drawer 4365	Suite 101
Rocky Mount, North Carolina 27803	Omaha, Nebraska 68154

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Item 2.	CODE OF ETHICS.
Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                   SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                   CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                   EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/D. Jerry Murphey
Date: February 3, 2015	D. Jerry Murphey President and Principal Executive Officer RiskX Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: (Signature and Title)	/s/D. Jerry Murphey
D. Jerry Murphey
Date: February 3, 2015	President and Principal Executive Officer, RiskX Funds

By: (Signature and Title)	/s/Julie M. Koethe
Julie M. Koethe
Date: February 2, 2015	Treasurer and Principal Financial Officer, RiskX Funds